UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4861

Fidelity Garrison Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Money Market
Central Fund

December 31, 2007

1.811315.103

CFM-QTLY-0208

Investments December 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 19.0%
Due Date	Yield (a)	Principal Amount	Value
Domestic Certificates Of Deposit - 0.8%
Wachovia Bank NA
3/28/08	5.40%	$ 5,000,000	$ 5,000,000
London Branch, Eurodollar, Foreign Banks - 9.7%
Banco Santander SA
4/7/08 to 4/9/08	5.16	5,000,000	5,000,132
Bank of Scotland PLC
3/27/08	5.00	4,000,000	4,000,000
Barclays Bank PLC
3/4/08	5.25	2,000,000	2,000,000
Calyon
6/10/08	4.90	2,000,000	2,000,000
Credit Agricole SA
2/1/08	4.85	3,000,000	3,000,000
Credit Industriel et Commercial
1/22/08 to 4/16/08	5.06 to 5.27	23,500,000	23,500,305
HBOS Treasury Services PLC
2/11/08	5.30	3,000,000	3,000,000
Landesbank Hessen-Thuringen
2/5/08 to 2/20/08	4.88 to 5.40	8,000,000	8,000,000
Societe Generale
1/3/08 to 1/17/08	5.20 to 5.30	4,000,000	4,000,000
Unicredito Italiano SpA
3/17/08	5.15	2,000,000	2,000,000
			56,500,437
New York Branch, Yankee Dollar, Foreign Banks - 8.5%
Banco Bilbao Vizcaya Argentaria SA
1/9/08	5.25	1,000,000	1,000,000
Bank of Scotland PLC
1/4/08 to 3/26/08	5.03 to 5.42 (c)	6,000,000	6,000,000
Barclays Bank PLC
2/27/08	5.12	2,000,000	2,000,000
Credit Suisse First Boston
1/28/08	5.17 (c)	5,000,000	5,000,000
Deutsche Bank AG
3/3/08	5.19 (c)	5,000,000	5,000,000
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount	Value
HBOS Treasury Services PLC
1/7/08 to 2/11/08	5.30 to 5.75%	$ 8,000,000	$ 8,000,000
Norddeutsche Landesbank
1/22/08 to 3/4/08	4.88 to 5.34	2,500,000	2,500,000
Royal Bank of Scotland PLC
1/22/08 to 5/12/08	4.96 to 5.00	6,000,000	6,000,000
Societe Generale
1/16/08	5.40	5,000,000	5,000,000
Sumitomo Mitsui Banking Corp.
1/28/08 to 3/31/08	5.04 to 5.13	2,000,000	2,000,000
Svenska Handelsbanken AB
5/30/08 to 6/3/08	4.89	5,000,000	5,000,042
UBS AG
6/9/08	4.92	2,000,000	2,000,000
			49,500,042
TOTAL CERTIFICATES OF DEPOSIT			111,000,479
Commercial Paper - 24.6%

Amsterdam Funding Corp.
1/9/08 to 1/23/08	4.97 to 6.03	12,000,000	11,976,060
Bavaria TRR Corp.
2/1/08 to 2/6/08	5.36 to 5.43	4,000,000	3,980,082
Bryant Park Funding LLC
1/11/08 to 3/18/08	5.08 to 5.94	4,000,000	3,982,883
Citibank Credit Card Master Trust I (Dakota Certificate Program)
1/15/08 to 2/15/08	5.09 to 5.36	5,750,000	5,722,744
Citigroup Funding, Inc.
2/11/08 to 2/22/08	4.96 to 5.40	5,000,000	4,966,811
CVS Caremark Corp.
1/29/08 to 2/14/08	5.07	3,000,000	2,985,131
DEPFA BANK PLC
1/28/08	5.05	3,000,000	2,988,795
Devon Energy Corp.
1/25/08 to 2/14/08	5.09 to 5.25	2,000,000	1,990,391
DnB NOR Bank ASA
1/22/08	4.80	1,000,000	997,229
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount	Value
Dow Chemical Co.
1/17/08 to 1/29/08	5.30 to 5.35%	$ 2,000,000	$ 1,993,586
Duke Energy Corp.
1/15/08 to 1/18/08	5.20 to 5.43	2,250,000	2,245,003
Emerald (MBNA Credit Card Master Note Trust)
1/10/08 to 2/4/08	5.18 to 5.38	4,500,000	4,484,343
Falcon Asset Securitization Corp.
1/29/08	5.37	3,000,000	2,987,587
Govco, Inc.
3/3/08	5.47	2,000,000	1,981,400
Grampian Funding LLC
1/15/08	5.29	1,000,000	997,974
Home Depot, Inc.
1/11/08 to 2/15/08	5.46 to 5.61	4,000,000	3,985,822
HSH Nordbank AG
1/14/08	5.31	1,000,000	998,111
ITT Corp.
1/3/08 to 3/18/08	5.32 to 5.60	2,500,000	2,484,023
Jupiter Securitization Corp.
1/11/08	5.88	1,000,000	998,375
Kellogg Co.
1/15/08 to 1/17/08	5.29	500,000	498,911
Links Finance LLC
2/15/08	5.49 (b)	1,000,000	993,225
Monument Gardens Funding
1/22/08 to 4/7/08	5.04 to 5.26	6,000,000	5,964,540
Morgan Stanley
2/15/08 to 6/13/08	5.29 to 5.45	2,000,000	1,970,187
Nationwide Building Society
1/14/08 to 3/19/08	4.96 to 5.30	6,000,000	5,955,356
Nissan Motor Acceptance Corp.
1/31/08	5.60	250,000	248,844
Norddeutsche Landesbank Girozentrale
1/15/08 to 2/6/08	4.88 to 5.35 (b)	2,000,000	1,993,131
Palisades (Citibank Omni Master Trust)
2/11/08 to 2/14/08	5.90	8,000,000	7,944,750
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount	Value
Park Avenue Receivables Corp.
1/18/08 to 2/8/08	4.88 to 6.03% (b)	$ 7,253,000	$ 7,222,039
Rockies Express Pipeline LLC
1/22/08 to 1/30/08	5.20 to 5.40 (b)	2,000,000	1,992,686
Santander Finance, Inc.
6/9/08	4.92	3,000,000	2,936,000
Sheffield Receivables Corp.
1/16/08 to 3/12/08	4.92 to 5.99	13,500,000	13,438,996
Thames Asset Global Securities No. 1, Inc.
1/22/08 to 2/7/08	4.88 to 5.73	6,803,000	6,775,935
Time Warner Cable, Inc.
1/22/08	5.16 to 5.21	1,500,000	1,495,523
Time Warner, Inc.
1/11/08 to 2/4/08	5.11 to 5.48 (b)	3,340,000	3,329,600
Tyco Electronics Group SA
2/15/08	5.52	1,000,000	993,188
Variable Funding Capital Co. LLC
2/5/08 to 2/7/08	4.96 to 5.21 (b)	3,000,000	2,984,937
Windmill Funding Corp.
1/15/08 to 2/14/08	5.00 to 5.99	10,000,000	9,957,041
Wisconsin Energy Corp.
1/14/08 to 1/15/08	5.22 to 5.64	2,000,000	1,995,952
XTO Energy, Inc.
1/29/08 to 3/25/08	5.43 to 5.45	2,000,000	1,983,472
TOTAL COMMERCIAL PAPER			143,420,663
U.S. Treasury Obligations - 0.4%

U.S. Treasury Bills - 0.4%
4/3/08	3.34	2,265,000	2,246,049
Master Notes - 5.3%
Due Date	Yield (a)	Principal Amount	Value
Asset Funding Co. III LLC
1/7/08 to 1/14/08	5.31 to 5.45% (c)(e)	$ 14,000,000	$ 14,000,000
Bear Stearns International Ltd.
3/31/08	5.48 (c)	4,000,000	4,000,000
Goldman Sachs Group, Inc.
2/14/08	4.97 (c)(e)	7,000,000	7,000,000
Lehman Brothers Holdings, Inc.
1/14/08 to 4/29/08	4.65 to 5.31 (c)(e)	3,000,000	3,000,000
Lehman Commercial Paper, Inc.
1/2/08	4.95 (c)(e)	3,000,000	3,000,000
TOTAL MASTER NOTES			31,000,000
Medium-Term Notes - 38.6%
AIG Matched Funding Corp.
1/2/08 to 3/15/08	4.98 to 5.28 (b)(c)	10,000,000	10,000,000
2/15/08	4.86 (c)	3,000,000	3,000,000
Allstate Life Global Funding II
1/28/08	4.90 (b)(c)	1,000,000	1,000,000
ASIF Global Financing XXX
1/24/08	4.92 (b)(c)	9,000,000	9,000,000
Bancaja US Debt SAU
1/23/08	5.40 (b)(c)	2,000,000	2,000,000
Bank of America NA
1/25/08 to 2/11/08	4.89 to 5.08 (c)	7,000,000	6,999,646
Bank of New York Co., Inc.
1/28/08	4.93 (b)(c)	5,000,000	5,000,000
Bayerische Landesbank Girozentrale
1/15/08 to 2/19/08	4.95 to 5.28 (c)	10,000,000	10,000,000
Beta Finance, Inc./Beta Finance Corp.
1/9/08 to 1/15/08	5.18 (b)(c)	2,000,000	1,999,583
BMW U.S. Capital LLC
1/15/08	5.05 (c)	1,000,000	1,000,000
BNP Paribas SA
1/3/08 to 2/7/08	4.85 to 5.17 (c)	1,700,000	1,698,160
BNP Paribas US Medium-Term Note Program LLC
3/17/08	4.96 (c)	1,000,000	999,285
BP Capital Markets plc
3/11/08	5.07 (c)	3,000,000	3,000,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount	Value
Caixa Catalunya
3/4/08	5.16% (b)(c)	$ 3,000,000	$ 3,000,000
Caja de Ahorros Pens Barcelona
1/23/08	5.15 (b)(c)	5,000,000	5,000,000
Caja Madrid SA
1/22/08	5.35 (c)	3,000,000	3,000,000
Calyon
1/31/08	4.81 (c)	5,000,000	4,998,255
CC USA, Inc.
1/9/08	5.18 (b)(c)	1,000,000	999,795
Citigroup Funding, Inc.
2/13/08 to 2/14/08	4.87 to 4.88 (c)	9,000,000	9,000,000
Compagnie Financiere du Credit Mutuel
3/10/08	5.35 (b)(c)	2,000,000	2,000,000
Cullinan Finance Corp.
4/15/08	5.36 (b)	3,000,000	3,000,000
Cullinan Finance Ltd./Corp.
5/27/08	5.35 (b)	4,000,000	4,000,000
Dorada Finance, Inc.
1/9/08	5.18 (b)(c)	1,000,000	999,795
General Electric Capital Corp.
1/7/08 to 1/9/08	5.26 to 5.31 (c)	15,000,000	15,000,000
Genworth Life Insurance Co.
1/2/08	5.30 (c)(e)	5,000,000	5,000,000
HBOS Treasury Services PLC
3/25/08	4.95 (b)(c)	5,000,000	5,000,000
HSBC Finance Corp.
1/24/08	4.95 (c)	3,000,000	3,000,000
HSH Nordbank AG
1/22/08 to 1/24/08	4.94 to 4.96 (b)(c)	8,000,000	7,999,997
ING USA Annuity & Life Insurance Co.
3/25/08	4.98 (c)(e)	2,000,000	2,000,000
Links Finance LLC
1/14/08 to 1/22/08	5.15 to 5.22 (b)(c)	3,000,000	2,999,838
Merrill Lynch & Co., Inc.
1/15/08	5.17 (c)	5,000,000	5,000,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount	Value
Metropolitan Life Global Funding I
1/7/08	5.28% (b)(c)	$ 2,626,000	$ 2,626,000
Monumental Global Funding 2007
2/29/08	5.21 (b)(c)	1,000,000	1,000,000
Morgan Stanley
1/2/08 to 3/7/08	4.21 to 5.20 (c)	10,997,000	10,997,260
New York Life Insurance Co.
2/15/08	4.95 (c)(e)	2,000,000	2,000,000
Pacific Life Global Funding
1/4/08	5.31 (b)(c)	2,000,000	2,000,437
RACERS
1/22/08	5.05 (b)(c)	10,000,000	10,000,000
Royal Bank of Canada
1/31/08	4.79 (c)	1,000,000	999,310
Royal Bank of Scotland PLC
1/11/08	5.26 (b)(c)	1,000,000	999,670
Security Life of Denver Insurance Co.
2/28/08	5.15 (c)(e)	1,000,000	1,000,000
Sigma Finance, Inc.
3/28/08 to 8/1/08	4.81 to 5.39 (b)(c)	9,000,000	8,999,705
Skandinaviska Enskilda Banken AB
3/10/08	5.14 (b)(c)	5,000,000	5,000,000
Societe Generale
1/22/08	4.85 (c)	1,000,000	999,571
U.S. Bank NA, Cincinnati
1/8/08	5.18 (c)	500,000	499,916
UniCredito Italiano Bank (Ireland) PLC
1/11/08 to 1/15/08	5.05 to 5.24 (b)(c)	7,500,000	7,499,078
Verizon Communications, Inc.
3/17/08	4.99 (c)	4,000,000	4,000,000
Wachovia Bank NA
1/25/08	4.98 (c)	4,000,000	4,000,000
Wells Fargo & Co.
1/15/08	5.11 (b)(c)	10,000,000	10,000,000
WestLB AG
1/10/08 to 3/31/08	4.88 to 5.30 (b)(c)	7,000,000	7,000,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount	Value
Westpac Banking Corp.
2/14/08 to 3/4/08	4.89 to 5.23% (b)(c)	$ 6,000,000	$ 5,999,505
3/11/08	5.20 (c)	2,000,000	2,001,203
TOTAL MEDIUM-TERM NOTES			225,316,009
Short-Term Notes - 0.9%

New York Life Insurance Co.
1/2/08	5.31 (c)(e)	5,000,000	5,000,000
Asset-Backed Securities - 2.0%

Aardvark ABS CDO
1/7/08	5.28 (b)(c)	2,991,246	2,991,246
Le Monde CDO I PLC / LLC
3/5/08	5.28 (b)(c)	2,984,950	2,984,651
Master Funding Trust I
3/25/08 to 4/25/08	4.85 (b)(c)	2,000,000	2,000,000
PASA Funding 2007 Ltd.
1/7/08	5.45 (b)(c)	4,000,000	4,000,000
TOTAL ASSET-BACKED SECURITIES			11,975,897
Municipal Securities - 2.1%

Connecticut Hsg. Fin. Auth. Series F2, VRDN
1/7/08	5.11 (c)	7,410,000	7,410,000
Michigan Gen. Oblig. Bonds, CP mode
3/4/08	5.00	4,700,000	4,700,000
TOTAL MUNICIPAL SECURITIES		12,110,000
Repurchase Agreements - 7.7%
	Maturity Amount
In a joint trading account at 4.8% dated 12/31/07 due 1/2/08 (Collateralized by U.S. Government Obligations) #	$ 825,220	825,000
With:
Bear Stearns & Co. at 5.74%, dated 10/10/07 due 1/10/08 (Collateralized by Mortgage Loan Obligations valued at $2,107,689, 1.86% - 5.11%, 9/25/34 - 4/25/36) (c)(d)	2,029,338	2,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
Credit Suisse First Boston, Inc. at 4.72%, dated 12/31/07 due 1/2/08 (Collateralized by Corporate Obligations valued at $7,140,287, 6.22% - 10.01%, 3/21/29 - 11/25/52)	$ 7,001,836	$ 7,000,000
Deutsche Bank Securities, Inc. at 5.27%, dated 10/17/07 due 1/16/08 (Collateralized by Corporate Obligations valued at $1,062,396, 2.5%, 7/15/24)	1,013,321	1,000,000
Goldman Sachs & Co. at:
4.9%, dated 11/1/07 due 2/4/08 (Collateralized by Mortgage Loan Obligations valued at $3,179,523, 5.33%, 9/25/35)	3,038,792	3,000,000
5%, dated 10/26/07 due 1/24/08 (Collateralized by Mortgage Loan Obligations valued at $3,088,901, 5.5%, 8/1/37)	3,037,500	3,000,000
Lehman Brothers, Inc. at:
4.72%, dated 12/31/07 due 1/2/08 (Collateralized by Corporate Obligations valued at $6,300,391, 5.75%, 8/1/37)	6,001,573	6,000,000
4.85%, dated 11/6/07 due 1/7/08 (Collateralized by Corporate Obligations valued at $1,031,616, 7.06%, 12/20/37) (c)(d)	1,008,353	1,000,000
4.9%, dated 11/6/07 due 1/7/08 (Collateralized by Mortgage Loan Obligations valued at $1,060,196, 6.8%, 7/2/16) (c)(d)	1,008,439	1,000,000
4.95%, dated 10/29/07 due 1/29/08 (Collateralized by Mortgage Loan Obligations valued at $1,060,583, 5.88%, 2/15/40)	1,012,650	1,000,000
5%, dated 10/29/07 due 1/29/08 (Collateralized by Corporate Obligations valued at $1,063,417, 6.9%, 4/10/28)	1,012,778	1,000,000
5.5%, dated 12/31/07 due 1/2/08 (Collateralized by Corporate Obligations valued at $2,104,119, 2.75%, 9/15/11)	2,000,611	2,000,000
UBS Warburg LLC at 5.57%, dated 9/13/07 due 3/12/08 (Collateralized by Mortgage Loan Obligations valued at $5,342,008, 5.58%, 6/15/35)	5,140,024	5,000,000
Wachovia Securities, Inc. at:
4.96%, dated 8/21/07 due 2/19/08 (Collateralized by Mortgage Loan Obligations valued at $4,104,709, 5.38% - 5.82%, 3/20/13 - 5/15/46) (c)(d)	4,100,302	4,000,000
5%, dated 11/13/07 due 1/15/08 (Collateralized by Mortgage Loan Obligations valued at $2,054,167, 5.31% - 5.83%, 10/25/35 - 11/15/48)	2,017,500	2,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
Wachovia Securities, Inc. at: - continued
5.2%, dated 11/27/07 due 2/27/08 (Collateralized by Mortgage Loan Obligations valued at $2,050,608, 5.48% - 5.9%, 4/15/47 - 2/15/51)	$ 2,026,578	$ 2,000,000
5.4%, dated 8/21/07 due 2/19/08 (Collateralized by Mortgage Loan Obligations valued at $3,121,506, 5.31% - 5.9%, 3/20/13 - 2/15/51)	3,081,900	3,000,000
TOTAL REPURCHASE AGREEMENTS		44,825,000
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $586,894,097)		586,894,097
NET OTHER ASSETS - (0.6)%		(3,776,504)
NET ASSETS - 100%		$ 583,117,593
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $155,614,918 or 26.7% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) The maturity amount is based on the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $42,000,000 or 7.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Asset Funding Co. III LLC: 5.31%, 1/7/08	11/7/06	$ 5,000,000
5.32%, 1/7/08	8/29/06	$ 5,000,000
5.45%, 1/14/08	10/10/07	$ 4,000,000
Genworth Life Insurance Co. 5.3%, 1/2/08	7/31/07	$ 5,000,000
Goldman Sachs Group, Inc. 4.97%, 2/14/08	8/13/07	$ 7,000,000
ING USA Annuity & Life Insurance Co. 4.98%, 3/25/08	6/23/05	$ 2,000,000
Lehman Brothers Holdings, Inc.: 4.65%, 4/29/08	12/11/06	$ 1,000,000
5.31%, 1/14/08	1/10/07	$ 2,000,000
Lehman Commercial Paper, Inc. 4.95%, 1/2/08	9/28/07	$ 3,000,000
New York Life Insurance Co.: 4.95%, 2/15/08	11/9/07	$ 2,000,000
5.31%, 1/2/08	2/28/02	$ 5,000,000
Security Life of Denver Insurance Co. 5.15%, 2/28/08	8/26/05	$ 1,000,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$825,000 due 1/02/08 at 4.80%
ABN AMRO Bank N.V., New York Branch	$ 104,616
Bear Stearns & Co., Inc.	366,157
ING Financial Markets LLC	354,227
$ 825,000
Income Tax Information
At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $586,894,097.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Ultra-Short Central Fund

December 31, 2007

1.823993.102

USC-QTLY-0208

Investments December 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 10.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.8%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp.:
5.4613% 3/13/09 (e)	$ 16,315,000	$ 16,223,979
5.5413% 3/13/09 (e)	9,650,000	9,582,961
		25,806,940
Media - 0.6%
Continental Cablevision, Inc. 9% 9/1/08	17,600,000	17,931,654
Time Warner, Inc. 5.1094% 11/13/09 (e)	20,000,000	19,507,960
Viacom, Inc. 5.3406% 6/16/09 (e)	20,000,000	19,760,840
		57,200,454
TOTAL CONSUMER DISCRETIONARY		83,007,394
ENERGY - 0.5%
Energy Equipment & Services - 0.2%
Transocean, Inc. 5.3406% 9/5/08 (e)	22,600,000	22,487,316
Oil, Gas & Consumable Fuels - 0.3%
Anadarko Petroleum Corp. 3.25% 5/1/08	7,850,000	7,797,688
Premcor Refining Group, Inc. 9.5% 2/1/13	17,100,000	17,949,494
		25,747,182
TOTAL ENERGY		48,234,498
FINANCIALS - 6.7%
Capital Markets - 1.8%
Bear Stearns Companies, Inc. 5.5988% 7/19/10 (e)	20,000,000	18,795,820
Lehman Brothers Holdings E-Capital Trust I 5.685% 8/19/65 (c)(e)	11,720,000	11,010,776
Lehman Brothers Holdings, Inc.:
5.17% 5/25/10 (e)	23,500,000	22,589,986
5.2413% 1/23/09 (e)	2,870,000	2,814,044
Merrill Lynch & Co., Inc. 5.3706% 6/5/12 (e)	37,400,000	34,879,726
Morgan Stanley 5.4588% 1/18/11 (e)	18,100,000	17,518,845
Royal Bank of Scotland PLC 5.3925% 7/24/14 (e)	42,690,000	42,173,152
VTB Capital SA 5.5113% 8/1/08 (b)(e)	35,000,000	34,650,000
		184,432,349
Commercial Banks - 2.4%
American Express Bank FSB 4.925% 4/26/10 (e)	25,000,000	24,597,410
Australia & New Zealand Banking Group Ltd. 5.4275% 2/4/13 (e)	40,000,000	40,009,720
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Barclays Bank PLC 5.23% 5/25/15 (e)	$ 13,260,000	$ 12,935,077
DBS Bank Ltd. (Singapore) 5.0975% 5/16/17 (b)(e)	33,000,000	31,350,000
HBOS plc 5.14% 2/6/14 (e)	18,140,000	17,956,115
HSBC Holdings PLC 5.4431% 10/6/16 (e)	7,800,000	7,475,177
ING Bank NV 5.4925% 10/14/14 (e)	7,200,000	7,003,361
Manufacturers & Traders Trust Co. 3.85% 4/1/13 (b)(e)	7,750,000	7,730,687
PNC Funding Corp. 5.1% 1/31/12 (e)	39,900,000	39,392,632
Santander Issuances SA Unipersonal 6.3138% 6/20/16 (b)(e)	24,000,000	22,965,096
Sovereign Bank 4.375% 8/1/13 (e)	11,250,000	11,184,221
UniCredit Luxembourg Finance SA 5.5825% 1/13/17 (b)(e)	20,000,000	19,157,080
		241,756,576
Consumer Finance - 0.8%
Capital One Financial Corp. 5.4263% 9/10/09 (e)	21,510,000	20,330,607
MBNA Capital I 8.278% 12/1/26	6,295,000	6,545,812
SLM Corp.:
4.9588% 4/18/08 (b)(e)	47,500,000	46,997,830
5.2438% 7/26/10 (e)	10,330,000	9,508,465
		83,382,714
Diversified Financial Services - 0.3%
BTM Curacao Holding NV 5.2613% 12/19/16 (b)(e)	25,000,000	23,745,125
Insurance - 0.1%
Monumental Global Funding III 5.2538% 1/25/13 (b)(e)	13,880,000	13,439,046
Real Estate Investment Trusts - 0.4%
iStar Financial, Inc.:
5.4963% 3/9/10 (e)	28,000,000	25,108,468
5.5406% 3/16/09 (e)	15,325,000	14,322,163
		39,430,631
Thrifts & Mortgage Finance - 0.9%
Capmark Financial Group, Inc. 5.5294% 5/10/10 (b)(e)	33,000,000	26,603,610
Independence Community Bank Corp. 3.5% 6/20/13 (e)	14,272,000	14,169,256
Residential Capital Corp. 8.3144% 4/17/09 (e)	4,186,000	2,972,060
Residential Capital LLC 7.615% 5/22/09 (e)	9,200,000	6,532,000
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Washington Mutual Bank 5.0013% 5/1/09 (e)	$ 26,100,000	$ 24,334,100
Washington Mutual, Inc. 5.17% 8/24/09 (e)	21,500,000	19,199,113
		93,810,139
TOTAL FINANCIALS		679,996,580
INDUSTRIALS - 0.3%
Airlines - 0.1%
American Airlines, Inc. 7.25% 2/5/09	6,000,000	5,970,000
Building Products - 0.2%
Masco Corp. 5.4325% 3/12/10 (e)	18,370,000	17,744,336
TOTAL INDUSTRIALS		23,714,336
INFORMATION TECHNOLOGY - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
National Semiconductor Corp. 5.2406% 6/15/10 (e)	33,665,000	32,929,622
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.4%
AT&T, Inc. 4.9588% 5/15/08 (e)	25,000,000	24,976,750
BellSouth Corp. 4.9688% 8/15/08 (e)	17,500,000	17,472,053
Telecom Italia Capital SA 5.8188% 7/18/11 (e)	34,640,000	33,946,230
Telefonica Emisiones SAU:
5.2075% 2/4/13 (e)	10,000,000	9,519,600
6.3488% 6/19/09 (e)	49,675,000	49,310,435
Telefonos de Mexico SA de CV 4.5% 11/19/08	4,440,000	4,418,244
		139,643,312
Wireless Telecommunication Services - 0.2%
America Movil SAB de CV 4.93% 6/27/08 (e)	18,494,000	18,401,530
TOTAL TELECOMMUNICATION SERVICES		158,044,842
UTILITIES - 0.6%
Electric Utilities - 0.5%
Commonwealth Edison Co. 3.7% 2/1/08	26,070,000	26,036,917
Ohio Power Co. 5.4238% 4/5/10 (e)	22,785,000	22,585,335
		48,622,252
Gas Utilities - 0.1%
NiSource Finance Corp. 5.585% 11/23/09 (e)	8,055,000	7,977,213
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - 0.0%
Sempra Energy 4.75% 5/15/09	$ 5,500,000	$ 5,491,442
TOTAL UTILITIES		62,090,907
TOTAL NONCONVERTIBLE BONDS (Cost $1,127,136,932)		1,088,018,179
U.S. Government Agency Obligations - 2.5%

Fannie Mae 0% 1/15/08 (c)(d) (Cost $249,512,419)	250,000,000	249,645,985
U.S. Government Agency - Mortgage Securities - 1.4%

Fannie Mae - 0.9%
3.238% 9/1/33 (e)	7,518,207	7,547,855
3.666% 7/1/33 (e)	5,392,720	5,419,392
3.967% 5/1/34 (e)	8,272,098	8,291,880
4.25% 3/1/34 (e)	8,147,141	8,162,470
4.288% 6/1/34 (e)	20,663,247	20,647,936
4.816% 7/1/36 (e)	740,937	747,753
4.915% 7/1/35 (e)	7,647,080	7,707,026
5.252% 5/1/36 (e)	3,327,422	3,360,832
5.261% 4/1/36 (e)	9,666,667	9,871,083
5.293% 8/1/36 (e)	10,003,630	10,065,917
5.635% 10/1/35 (e)	3,730,550	3,761,876
TOTAL FANNIE MAE		85,584,020
Freddie Mac - 0.5%
3.376% 7/1/33 (e)	15,352,488	15,323,050
4.035% 4/1/34 (e)	12,241,098	12,175,914
4.897% 10/1/36 (e)	26,673,598	26,812,060
TOTAL FREDDIE MAC		54,311,024
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $138,224,339)		139,895,044
Asset-Backed Securities - 36.3%
	Principal Amount	Value
Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 5.165% 7/25/34 (e)(g)	$ 7,718,622	$ 6,653,452
Series 2004-4 Class A2D, 5.215% 1/25/35 (e)(g)	620,779	510,688
Series 2005-1 Class M1, 5.335% 4/25/35 (e)(g)	11,280,000	10,284,543
Series 2007-1 Class M1, 5.085% 2/25/37 (e)(g)	3,780,000	2,082,024
ACE Securities Corp.:
Series 2002-HE1 Class M1, 5.84% 6/25/32 (e)(g)	1,288,361	594,579
Series 2006-NC2:
Class M7, 5.615% 7/25/36 (e)(g)	4,902,000	434,005
Class M8, 5.715% 7/25/36 (e)(g)	2,429,000	211,482
Class M9, 6.565% 7/25/36 (e)(g)	1,605,000	140,349
ACE Securities Corp. Home Equity Loan Trust:
Series 2002-HE2 Class M1, 6.14% 8/25/32 (e)(g)	16,184,588	15,186,590
Series 2003-HS1:
Class M1, 5.615% 6/25/33 (e)(g)	284,125	275,601
Class M2, 6.615% 6/25/33 (e)(g)	856,000	828,504
Series 2003-NC1 Class M1, 5.645% 7/25/33 (e)(g)	1,600,000	1,467,319
Series 2004-HE1:
Class M1, 5.365% 2/25/34 (e)(g)	3,400,636	3,000,266
Class M2, 5.965% 2/25/34 (e)(g)	11,253,000	8,969,949
Series 2004-OP1 Class M1, 5.385% 4/25/34 (e)(g)	4,275,940	3,760,675
Series 2005-HE1 Class M1, 5.345% 2/25/35 (e)(g)	4,573,551	3,870,224
Series 2005-HE2:
Class M2, 5.315% 4/25/35 (e)(g)	1,803,000	1,613,296
Class M3, 5.345% 4/25/35 (e)(g)	1,040,000	924,015
Series 2005-HE6 Class A2B, 5.065% 10/25/35 (e)(g)	6,907,351	6,856,623
Series 2005-SD1 Class A1, 5.265% 11/25/50 (e)(g)	457,469	387,348
Series 2006-FM2 Class AC2, 5.025% 8/25/36 (e)(g)	7,397,000	5,917,600
Series 2006-HE2:
Class A2C, 5.025% 5/25/36 (e)(g)	8,845,000	7,491,989
Class M1, 5.165% 5/25/36 (e)(g)	8,138,000	5,403,632
Class M3, 5.205% 5/25/36 (e)(g)	2,130,000	646,668
Class M4, 5.265% 5/25/36 (e)(g)	1,800,000	428,400
Class M5, 5.305% 5/25/36 (e)(g)	2,617,000	359,576
Series 2006-OP1:
Class M4, 5.235% 4/25/36 (e)(g)	1,000,000	304,800
Class M5, 5.255% 4/25/36 (e)(g)	950,000	204,820
Series 2007-HE1:
Class A2C, 5.035% 1/25/37 (e)(g)	9,000,000	7,389,000
Class M1, 5.125% 1/25/37 (e)(g)	12,575,000	6,804,333
Advanta Business Card Master Trust:
Series 2004-C1 Class C, 5.1588% 9/20/13 (e)	5,875,000	5,634,016
Asset-Backed Securities - continued
	Principal Amount	Value
Advanta Business Card Master Trust: - continued
Series 2006-C1 Class C1, 5.2263% 10/20/14 (e)	$ 8,185,000	$ 7,271,230
Series 2007-A4 Class A4, 5.1438% 4/22/13 (e)	30,000,000	29,850,000
Series 2007-B1 Class B, 5.126% 12/22/14 (e)	29,325,000	27,102,842
Aesop Funding II LLC Series 2005-1A Class A2, 6.4488% 4/20/09 (b)(e)	5,866,667	5,865,968
ALG Student Loan Trust I Series 2006-1 Class A1, 5.0206% 10/28/18 (b)(e)	12,327,586	12,244,991
American Express Credit Account Master Trust:
Series 2004-C Class C, 5.5275% 2/15/12 (b)(e)	10,781,362	10,778,751
Series 2007-3 Class C, 5.2775% 10/15/12 (b)(e)	11,390,000	10,920,618
Series 2007-4 Class C, 5.2875% 12/17/12 (b)(e)	8,495,000	8,205,639
AmeriCredit Automobile Receivables Trust Series 2005-1 Class C, 4.73% 7/6/10	15,500,000	15,415,231
AmeriCredit Automotive Receivables Trust Series 2007-DF Class A1, 5.9139% 10/6/08	6,993,199	7,005,799
Ameriquest Mortgage Securities, Inc.:
Series 2003-1 Class M1, 6.215% 2/25/33 (e)(g)	5,624,783	5,266,530
Series 2003-10 Class M1, 5.565% 12/25/33 (e)(g)	1,768,941	1,634,790
Series 2003-6 Class M2, 6.715% 5/25/33 (e)(g)	2,750,000	2,338,180
Series 2004-R10 Class M1, 5.565% 11/25/34 (e)(g)	4,665,000	4,209,627
Series 2004-R11 Class M1, 5.525% 11/25/34 (e)(g)	4,430,000	4,177,082
Series 2004-R2:
Class M1, 5.295% 4/25/34 (e)(g)	1,765,000	1,669,835
Class M2, 5.345% 4/25/34 (e)(g)	1,375,000	1,305,726
Class M3, 5.415% 4/25/34 (e)(g)	3,500,000	3,307,537
Series 2005-R1:
Class M1, 5.315% 3/25/35 (e)(g)	5,710,000	5,190,525
Class M2, 5.345% 3/25/35 (e)(g)	1,925,000	1,734,596
Series 2005-R10 Class A2B, 5.085% 12/25/35 (e)(g)	8,103,361	7,674,135
Series 2005-R2 Class M1, 5.315% 4/25/35 (e)(g)	12,500,000	11,441,605
Series 2006-M3:
Class M7, 5.715% 10/25/36 (e)(g)	6,660,000	651,071
Class M9, 6.865% 10/25/36 (e)(g)	4,270,000	368,952
Amortizing Residential Collateral Trust:
Series 2002-BC1 Class M2, 5.965% 1/25/32 (e)(g)	289,774	276,248
Series 2002-BC3 Class A, 5.195% 6/25/32 (e)(g)	1,364,258	1,220,798
ARG Funding Corp.:
Series 2005-1A Class A2, 7.0488% 4/20/09 (b)(e)	7,333,333	7,334,067
Series 2005-2A Class A2, 5.1488% 5/20/09 (b)(e)	4,333,333	4,333,370
Argent Securities, Inc.:
Series 2003-W3 Class M2, 6.5888% 9/25/33 (e)(g)	9,194,959	8,346,426
Asset-Backed Securities - continued
	Principal Amount	Value
Argent Securities, Inc.: - continued
Series 2003-W7 Class A2, 5.255% 3/1/34 (e)(g)	$ 329,642	$ 330,209
Series 2004-W11 Class M2, 5.565% 11/25/34 (e)(g)	3,860,000	3,498,333
Series 2004-W5 Class M1, 5.465% 4/25/34 (e)(g)	3,960,000	3,593,964
Series 2004-W7:
Class M1, 5.415% 5/25/34 (e)(g)	4,085,000	3,569,365
Class M2, 5.465% 5/25/34 (e)(g)	3,320,000	3,018,938
Series 2006-M1 Class M7, 5.865% 7/25/36 (e)(g)	5,600,000	500,121
Series 2006-M2 Class M7, 5.765% 9/25/36 (e)(g)	11,580,000	956,161
Series 2006-W4:
Class A2C, 5.025% 5/25/36 (e)(g)	10,675,000	9,383,998
Class M3, 5.205% 5/25/36 (e)(g)	8,990,000	2,118,044
Arran Funding Ltd. Series 2005-A Class C, 5.3475% 12/15/10 (e)	26,765,000	26,454,526
Asset Backed Funding Certificates Series 2005-HE1 Class M1, 5.285% 12/25/34 (e)(g)	9,863,154	8,426,331
Asset Backed Funding Corp.:
Series 2006-OPT1 Class M4, 5.225% 9/25/36 (e)(g)	13,256,000	4,065,350
Series 2006-OPT2:
Class C7, 5.015% 10/25/36 (e)(g)	7,425,000	6,294,544
Class M1, 5.115% 10/25/36 (e)(g)	7,345,000	4,225,579
Class M7, 5.645% 10/25/36 (e)(g)	7,655,000	1,185,134
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class M1, 6.3775% 4/15/33 (e)(g)	8,975,742	8,269,096
Series 2003-HE3 Class M1, 6.2725% 6/15/33 (e)(g)	2,023,456	1,875,755
Series 2003-HE6 Class M1, 5.515% 11/25/33 (e)(g)	3,475,000	3,171,575
Series 2004-HE2 Class M1, 5.415% 4/25/34 (e)(g)	18,355,000	15,705,513
Series 2004-HE3:
Class M1, 5.405% 6/25/34 (e)(g)	1,625,000	1,375,957
Class M2, 5.985% 6/25/34 (e)(g)	3,750,000	3,251,560
Series 2004-HE6 Class A2, 5.225% 6/25/34 (e)(g)	2,604,317	2,448,058
Series 2005-HE1 Class M1, 5.365% 3/25/35 (e)(g)	4,146,582	3,519,470
Series 2005-HE2:
Class M1, 5.315% 3/25/35 (e)(g)	7,514,425	6,823,098
Class M2, 5.365% 3/25/35 (e)(g)	2,065,000	1,844,919
Series 2005-HE6 Class A2B, 5.115% 7/25/35 (e)(g)	1,286,002	1,273,545
Series 2005-HE8 Class M2, 5.315% 11/25/35 (e)(g)	2,105,000	1,751,360
Series 2006-HE2 Class M3, 5.255% 3/25/36 (e)(g)	3,984,000	1,902,758
Series 2006-HE6:
Class A4, 5.025% 11/25/36 (e)(g)	18,676,000	16,002,531
Class M7, 5.665% 11/25/36 (e)(g)	2,420,000	366,162
Class M9, 7.015% 11/25/36 (e)(g)	6,465,000	798,274
Asset-Backed Securities - continued
	Principal Amount	Value
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2007-HE1:
Class A4, 5.005% 12/25/36 (e)(g)	$ 9,000,000	$ 7,243,596
Class M1, 5.085% 12/25/36 (e)(g)	8,250,000	5,177,700
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.84% 4/4/17 (a)(b)(e)	20,000,000	2
Bank of America Credit Card Master Trust:
Series 2006-C4 Class C4, 5.2575% 11/15/11 (e)	46,575,000	45,329,510
Series 2006-C7 Class C7, 5.2575% 3/15/12 (e)	56,710,000	54,769,605
Series 2006-HE7 Class B4, 5.1075% 3/15/12 (e)	33,615,000	33,145,281
Series 2007-C2 Class C2, 5.2975% 9/17/12 (e)	37,725,000	36,488,974
Bayview Financial Acquisition Trust Series 2004-C Class A1, 5.275% 5/28/44 (e)(g)	2,942,359	2,648,123
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 5.305% 2/28/44 (e)(g)	5,274,037	4,793,044
Bear Stearns Asset Backed Securities I Trust:
Series 2005-3 Class A1, 5.315% 9/25/35 (e)(g)	1,162,771	1,166,042
Series 2005-FR1 Class M1, 5.365% 6/25/35 (e)(g)	6,660,000	5,932,745
Series 2005-HE2:
Class M1, 5.365% 2/25/35 (e)(g)	12,182,153	10,408,801
Class M2, 5.615% 2/25/35 (e)(g)	2,430,000	1,725,300
Series 2007-AQ1 Class A1, 4.975% 11/25/36 (e)(g)	13,040,576	12,670,875
BNC Mortgage Loan Trust:
Series 2006-2:
Class A4, 5.025% 11/25/36 (e)(g)	6,785,000	5,244,595
Class M1, 5.105% 11/25/36 (e)(g)	6,785,000	3,903,411
Series 2007-2 Class M1, 5.205% 5/25/37 (e)(g)	13,765,000	8,398,027
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 5.2125% 12/26/24 (e)	18,022,257	17,913,137
Capital Auto Receivables Asset Trust:
Series 2005-1 Class B, 5.4025% 6/15/10 (e)	5,725,000	5,704,424
Series 2006-2 Class A2A, 5.23% 2/15/09	7,871,566	7,877,827
Capital One Auto Finance Trust:
Series 2004-B Class A4, 5.1375% 8/15/11 (e)	9,169,529	9,143,737
Series 2006-C Class A3B, 5.0375% 7/15/11 (e)	14,690,000	14,652,438
Series 2007-A Class A2, 5.33% 5/17/10	9,895,160	9,907,974
Series 2007-B Class A2, 5.27% 6/15/10	15,140,532	15,159,276
Capital One Multi-Asset Execution Trust:
Series 2003-C5 Class C5, 6.1775% 10/17/11 (e)	6,000,000	5,980,410
Series 2007-C3 Class C3, 5.3175% 4/15/13 (b)(e)	33,795,000	32,182,137
Capital Trust Ltd. Series 2004-1:
Class A2, 5.6988% 7/20/39 (b)(e)	2,968,000	2,374,400
Asset-Backed Securities - continued
	Principal Amount	Value
Capital Trust Ltd. Series 2004-1: - continued
Class B, 5.2988% 7/20/39 (b)(e)	$ 1,550,000	$ 1,162,500
Class C, 5.4688% 7/20/39 (b)(e)	1,994,000	1,196,400
Carrington Mortgage Loan Trust:
Series 2006-FRE1:
Class M1, 5.165% 7/25/36 (e)(g)	7,847,000	5,073,086
Class M7, 5.815% 7/25/36 (e)(g)	3,308,000	242,476
Class M9, 6.765% 7/25/36 (e)(g)	2,112,000	248,698
Series 2006-NC2:
Class M6, 5.305% 6/25/36 (e)(g)	9,000,000	1,694,700
Class M7, 5.715% 6/25/36 (e)(g)	2,500,000	372,546
Series 2006-RFC1 Class M9, 6.735% 5/25/36 (e)(g)	1,095,000	107,716
Series 2007-RFC1 Class A3, 5.005% 12/25/36 (e)(g)	12,398,000	10,315,136
CDC Mortgage Capital Trust:
Series 2002-HE2 Class M1, 5.915% 1/25/33 (e)(g)	5,586,762	3,898,571
Series 2003-HE1 Class M1, 6.215% 8/25/33 (e)(g)	1,463,342	1,241,939
Series 2003-HE3 Class M1, 5.565% 11/25/33 (e)(g)	1,971,336	1,411,578
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 5.16% 5/20/17 (b)(e)	2,988,419	2,872,615
Chase Issuance Trust Series 2004-C3 Class C3, 5.4975% 6/15/12 (e)	3,650,000	3,545,632
CIT Equipment Collateral Trust:
Series 2005-VT1 Class D, 4.51% 11/20/12	1,967,298	1,955,641
Series 2006-VT2:
Class A2, 5.19% 1/20/09	17,192,904	17,212,875
Class B, 5.24% 4/20/14	2,139,786	2,135,373
Class C, 5.29% 4/20/14	2,333,134	2,312,853
Class D, 5.46% 4/20/14	6,280,649	6,181,349
Citibank Credit Card Issuance Trust Series 2006-C4 Class C4, 4.8875% 1/9/12 (e)	23,300,000	22,509,601
Citigroup Mortgage Loan Trust:
Series 2003-HE4 Class A, 5.275% 12/25/33 (b)(e)(g)	3,507,236	3,328,588
Series 2006-AMC1:
Class A2B, 4.9431% 9/25/36 (e)(g)	11,245,000	9,876,270
Class M7, 5.6031% 9/25/36 (e)(g)	4,445,000	569,574
Series 2006-NC2 Class A2B, 4.9431% 9/25/36 (e)(g)	35,160,000	26,194,200
Series 2006-WFH3 Class M7, 4.9331% 11/25/36 (e)(g)	6,445,000	5,530,616
Citigroup Mortgage Loan Trust, Inc. Series 2007-AMC4 Class M1, 5.135% 5/25/37 (e)(g)	11,110,000	6,586,008
Asset-Backed Securities - continued
	Principal Amount	Value
CNH Equipment Trust Series 2007-A Class A2, 5.09% 10/15/09	$ 40,658,970	$ 40,723,369
CNH Wholesale Master Note Trust:
Series 2005-1:
Class A, 5.1375% 6/15/11 (e)	18,000,000	17,963,393
Class B, 5.4275% 6/15/11 (e)	2,280,000	2,274,320
Series 2006-1A:
Class A, 5.0875% 7/15/12 (b)(e)	9,000,000	8,933,016
Class B, 5.3075% 7/15/12 (b)(e)	9,000,000	8,607,368
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (b)(g)	2,070,351	434,774
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 5.295% 5/25/33 (e)(g)	473,818	433,766
Series 2003-BC1 Class M2, 6.8725% 9/25/32 (e)(g)	2,016,427	1,912,477
Series 2004-3:
Class 3A4, 5.115% 8/25/34 (e)(g)	91,760	86,713
Class M1, 5.365% 6/25/34 (e)(g)	4,450,000	3,933,395
Class M4, 5.835% 4/25/34 (e)(g)	1,305,711	1,081,220
Series 2004-4:
Class A, 5.235% 8/25/34 (e)(g)	380,448	337,836
Class M2, 5.395% 6/25/34 (e)(g)	7,905,000	7,590,397
Series 2005-1:
Class M1, 5.285% 8/25/35 (e)(g)	3,525,000	3,241,626
Class MV1, 5.265% 7/25/35 (e)(g)	7,675,000	6,963,273
Class MV2, 5.305% 7/25/35 (e)(g)	9,200,000	8,382,080
Series 2005-3 Class MV1, 5.285% 8/25/35 (e)(g)	17,050,000	15,545,771
Series 2005-AB1 Class A2, 5.075% 8/25/35 (e)(g)	7,867,847	7,401,921
CPS Auto Receivables Trust:
Series 2004-D Class A2, 3.86% 12/15/11 (b)	2,551,236	2,520,009
Series 2006-B Class A2, 5.71% 6/15/16 (b)	990,875	990,875
Series 2006-C Class A2, 5.31% 3/15/10 (b)	7,144,338	7,146,399
Series 2006-D Class A2, 5.318% 8/15/10 (b)	12,294,226	12,275,022
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-6 Class M3, 6.815% 2/25/34 (e)(g)	500,100	233,929
Credit-Based Asset Backed Servicing and Securitization Mortgage Loan Certificates Series 2006-SC1 Class A, 5.135% 5/25/36 (b)(e)(g)	8,039,413	7,142,520
Credit-Based Asset Servicing & Securitization Trust Series 2006-CB7 Class A2, 4.925% 10/25/36 (e)(g)	6,952,037	6,717,405
DaimlerChrysler Auto Trust Series 2006-D Class A2, 5.19% 8/8/09	8,717,975	8,724,745
Discover Card Master Trust I:
Series 2003-4 Class B1, 5.3575% 5/16/11 (e)	8,155,000	8,120,962
Asset-Backed Securities - continued
	Principal Amount	Value
Discover Card Master Trust I: - continued
Series 2005-1 Class B, 5.1775% 9/16/10 (e)	$ 12,750,000	$ 12,742,567
Series 2005-3 Class B, 5.2175% 5/15/11 (e)	9,000,000	8,801,671
Series 2006-1 Class B1, 5.1775% 8/16/11 (e)	14,629,000	14,505,287
Series 2006-2 Class B1, 4.7719% 1/17/12 (e)	18,000,000	17,793,045
Series 2007-1 Class B, 5.1275% 8/15/12 (e)	20,000,000	19,671,670
DriveTime Auto Owner Trust:
Series 2006-A Class A2, 5.422% 10/15/09 (b)	689,588	687,325
Series 2006-B Class A2, 5.32% 3/15/10 (b)	11,750,292	11,675,017
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 5.1868% 5/28/35 (e)	267,638	200,101
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 6.315% 8/25/34 (e)(g)	2,000,000	1,674,242
Series 2006-3:
Class 2A3, 5.48% 11/25/36 (e)(g)	50,960,000	41,675,750
Class M1, 5.125% 11/25/36 (e)(g)	18,925,000	10,308,849
First Franklin Mortgage Loan Trust:
Series 2004-FF2:
Class M3, 5.415% 3/25/34 (e)(g)	1,225,000	1,075,428
Class M4, 5.765% 3/25/34 (e)(g)	301,762	271,268
Series 2004-FF8 Class M3, 5.815% 10/25/34 (e)(g)	10,000,000	8,344,607
Series 2006-FF12 Class A2, 4.905% 9/25/36 (e)(g)	9,657,902	9,316,862
Series 2006-FF14:
Class A5, 5.025% 10/25/36 (e)(g)	9,350,000	7,477,083
Class M1, 5.125% 10/25/36 (e)(g)	8,319,000	4,191,362
Series 2006-FF15 Class M1, 5.105% 11/25/36 (e)(g)	24,855,000	13,461,468
Series 2006-FF18 Class M1, 5.095% 12/25/37 (e)(g)	13,887,000	7,515,644
Series 2006-FF6 Class M1, 5.155% 4/25/36 (e)(g)	6,965,000	3,786,174
Series 2006-FF7 Class M1, 5.115% 5/25/36 (e)(g)	7,000,000	3,794,000
Series 2007-FF1 Class M1, 5.095% 1/25/38 (e)(g)	13,410,000	6,168,600
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (b)	5,625,792	5,587,422
Ford Credit Floorplan Master Owner Trust:
Series 2005-1:
Class A, 5.1775% 5/15/10 (e)	14,365,000	14,355,179
Class B, 5.4675% 5/15/10 (e)	8,020,000	8,019,908
Series 2006-3:
Class A, 5.2075% 6/15/11 (e)	7,340,000	7,223,294
Class B, 5.4775% 6/15/11 (e)	12,520,000	12,217,075
Series 2006-4 Class B, 5.5775% 6/15/13 (e)	5,315,000	5,133,009
Asset-Backed Securities - continued
	Principal Amount	Value
Franklin Auto Trust:
Series 2006-1 Class A2, 5.2% 10/20/09	$ 1,748,510	$ 1,749,531
Series 2007-1 Class A2, 5.14% 5/17/10	17,396,516	17,413,441
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 5.315% 2/25/34 (e)(g)	467,888	408,165
Class M2, 5.365% 2/25/34 (e)(g)	800,000	750,259
Series 2004-A Class M1, 5.69% 1/25/34 (e)(g)	9,957,567	9,164,981
Series 2004-B Class M1, 5.445% 5/25/34 (e)(g)	1,695,000	1,520,592
Series 2005-A:
Class M1, 5.295% 1/25/35 (e)(g)	1,853,000	1,591,542
Class M2, 5.325% 1/25/35 (e)(g)	12,075,000	11,008,963
Class M3, 5.355% 1/25/35 (e)(g)	6,525,000	6,005,395
Class M4, 5.545% 1/25/35 (e)(g)	2,500,000	2,094,372
Series 2006-A:
Class M3, 5.245% 5/25/36 (e)(g)	3,545,000	840,874
Class M4, 5.265% 5/25/36 (e)(g)	5,315,000	1,120,429
Class M5, 5.365% 5/25/36 (e)(g)	2,847,000	334,238
Series 2006-B Class M9, 6.765% 8/25/36 (e)(g)	2,000,000	250,000
Series 2006-D Class M1, 5.095% 11/25/36 (e)(g)	17,340,000	8,872,184
Series 2006-E Class M1, 5.125% 1/25/37 (e)(g)	28,410,000	16,634,055
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 5.885% 9/25/30 (b)(e)	16,200,000	15,847,574
GE Business Loan Trust Series 2003-1 Class A, 5.4575% 4/15/31 (b)(e)	2,937,286	2,863,854
GE Capital Credit Card Master Note Trust:
Series 2005-2 Class B, 5.2275% 6/15/11 (e)	6,475,000	6,475,535
Series 2006-1:
Class B, 5.1375% 9/17/12 (e)	5,535,000	5,455,665
Class C, 5.2675% 9/17/12 (e)	4,305,000	4,199,307
Series 2007-1 Class C, 5.2975% 3/15/13 (e)	32,645,000	31,459,549
GE Equipment Midticket LLC Series 2006-1 Class A2, 5.1% 5/15/09	10,187,749	10,197,318
GE-WMC Mortgage Securities, LLC Series 2006-1 Class A2B, 5.015% 8/25/36 (e)(g)	20,000,000	16,605,000
Gracechurch Card Funding PLC:
Series 11 Class C, 5.3075% 11/15/10 (e)	20,510,000	19,275,298
Series 8 Class C, 5.3575% 6/15/10 (e)	18,450,000	17,866,427
Series 9:
Class B, 5.1775% 9/15/10 (e)	3,560,000	3,442,200
Class C, 5.3375% 9/15/10 (e)	13,000,000	12,368,460
GSAMP Trust:
Series 2002-HE Class M1, 6.8238% 11/20/32 (e)(g)	5,281,039	4,893,205
Asset-Backed Securities - continued
	Principal Amount	Value
GSAMP Trust: - continued
Series 2002-NC1 Class A2, 5.505% 7/25/32 (e)(g)	$ 54,777	$ 49,753
Series 2003-FM1 Class M1, 5.633% 3/20/33 (e)(g)	10,287,128	9,630,606
Series 2004-AR1 Class M1, 5.515% 6/25/34 (e)(g)	15,085,000	13,740,916
Series 2004-FM1:
Class M1, 5.515% 11/25/33 (e)(g)	2,476,297	2,253,131
Class M2, 6.265% 11/25/33 (e)(g)	824,572	777,299
Series 2004-FM2:
Class M1, 5.615% 1/25/34 (e)(g)	8,660,086	8,210,210
Class M2, 6.515% 1/25/34 (e)(g)	1,013,612	932,294
Class M3, 6.815% 1/25/34 (e)(g)	1,013,646	930,596
Series 2004-HE1:
Class M1, 5.415% 5/25/34 (e)(g)	3,659,247	3,310,107
Class M2, 6.015% 5/25/34 (e)(g)	1,720,872	1,612,534
Series 2006-FM2 Class M1, 5.125% 9/25/36 (e)(g)	13,470,000	7,598,158
Series 2006-FM3 Class ABS, 5.065% 11/25/36 (e)(g)	17,245,500	14,055,083
Series 2007-FM2 Class M1, 5.145% 1/25/37 (e)(g)	27,745,000	15,870,140
Series 2007-HE1 Class M1, 5.115% 3/25/47 (e)(g)	5,636,000	3,849,952
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 5.205% 11/25/34 (e)(g)	109,079	103,571
Series 2005-9 Class 2A1, 4.985% 8/25/35 (e)	1,790,994	1,789,679
Series 2005-HE2 Class M, 5.295% 3/25/35 (e)(g)	8,690,087	7,614,317
Series 2005-MTR1 Class A1, 5.005% 10/25/35 (e)	5,359,520	5,324,658
Series 2005-NC1 Class M1, 5.315% 2/25/35 (e)(g)	8,694,639	7,930,415
Series 2006-FM1:
Class A2C, 5.025% 4/25/36 (e)(g)	7,500,000	6,426,375
Class M1, 5.165% 4/25/36 (e)(g)	9,646,000	5,517,512
Class M3, 5.215% 4/25/36 (e)(g)	2,534,000	719,656
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 5.945% 5/25/30 (b)(e)	4,539,370	3,858,464
Series 2006-3:
Class B, 5.265% 9/25/46 (b)(e)	4,250,000	3,655,000
Class C, 5.415% 9/25/46 (b)(e)	10,500,000	8,400,000
Helios Finance L.P. Series 2007-S1 Class B1, 5.476% 10/20/14 (b)(e)	24,230,000	23,181,784
Holmes Master Issuer PLC:
Series 2006-1A:
Class 2A, 5.3025% 7/15/21 (b)(e)	14,275,000	14,042,318
Class 2B, 5.3625% 7/15/40 (b)(e)	10,280,000	9,890,388
Class 2C, 5.6325% 7/15/40 (b)(e)	4,190,000	3,871,822
Class 2M, 5.4325% 7/15/40 (b)(e)	8,570,000	8,117,397
Series 2007-2A Class 1C, 5.4725% 7/15/21 (e)	31,910,000	31,112,250
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust:
Series 2002-2 Class M1, 6.065% 6/25/32 (e)(g)	$ 5,824,012	$ 5,477,885
Series 2002-3 Class A5, 5.745% 2/25/33 (e)(g)	2,763	2,763
Series 2002-5 Class M1, 6.565% 5/25/33 (e)(g)	9,787,685	9,292,103
Series 2003-1 Class M1, 6.365% 6/25/33 (e)(g)	6,529,228	6,103,355
Series 2003-2 Class M1, 6.185% 8/25/33 (e)(g)	5,699,597	5,253,244
Series 2003-3 Class M1, 6.155% 8/25/33 (e)(g)	7,951,067	7,306,866
Series 2003-4 Class M1, 6.065% 10/25/33 (e)(g)	1,940,553	1,812,476
Series 2003-5:
Class A2, 5.215% 12/25/33 (e)(g)	226,466	185,914
Class M1, 5.565% 12/25/33 (e)(g)	3,110,052	2,943,836
Class M2, 6.595% 12/25/33 (e)(g)	619,126	514,888
Series 2003-7 Class A2, 5.245% 3/25/34 (e)(g)	11,398	11,402
Series 2003-8 Class M1, 5.585% 4/25/34 (e)(g)	3,389,558	3,021,800
Series 2004-1 Class M1, 5.495% 6/25/34 (e)(g)	9,439,676	8,725,808
Series 2004-3:
Class M1, 5.435% 8/25/34 (e)(g)	1,127,871	1,022,250
Class M2, 6.065% 8/25/34 (e)(g)	2,855,000	2,659,069
Series 2004-7 Class A3, 5.255% 1/25/35 (e)(g)	4,215	3,279
Series 2005-1 Class M1, 5.295% 5/25/35 (e)(g)	9,705,000	8,609,622
Series 2005-2:
Class 2A2, 5.065% 7/25/35 (e)(g)	286,398	286,353
Class M1, 5.315% 7/25/35 (e)(g)	10,085,000	9,043,602
Series 2005-3 Class M1, 5.275% 8/25/35 (e)(g)	9,450,000	8,348,482
Series 2005-5 Class 2A2, 5.115% 11/25/35 (e)(g)	7,064,686	6,470,815
Series 2006-1 Class 2A3, 5.09% 4/25/36 (e)(g)	33,905,000	29,128,633
Series 2006-7:
Class B1, 6.765% 1/25/37 (e)(g)	3,450,000	253,074
Class M4, 5.245% 1/25/37 (e)(g)	6,740,000	873,365
Series 2006-8:
Class 2A3, 5.025% 3/25/37 (e)(g)	16,280,000	13,141,021
Class M1, 5.105% 3/25/37 (e)(g)	10,510,000	5,692,216
Series 2007-3 Class 2A3, 5.105% 8/25/37 (e)(g)	33,585,000	28,110,645
Household Home Equity Loan Trust Series 2004-1 Class M, 5.046% 9/20/33 (e)(g)	2,036,949	1,979,863
HSBC Credit Card Master Note Trust I Series 2006-1 Class B, 5.1675% 6/15/12 (e)	15,473,000	15,231,055
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 5.2588% 1/20/35 (e)(g)	6,165,241	5,722,577
Class M2, 5.1288% 1/20/35 (e)(g)	4,625,748	4,374,339
Series 2005-3:
Class A1, 5.2188% 1/20/35 (e)(g)	3,040,523	3,014,982
Asset-Backed Securities - continued
	Principal Amount	Value
HSBC Home Equity Loan Trust: - continued
Series 2005-3:
Class M1, 5.3688% 1/20/35 (e)(g)	$ 1,778,706	$ 1,650,995
Series 2006-2:
Class M1, 5.176% 3/20/36 (e)(g)	4,895,130	3,234,702
Class M2, 5.0288% 3/20/36 (e)(g)	8,095,667	4,231,726
Series 2006-3 Class A1V, 5.3063% 3/20/36 (e)(g)	14,650,865	14,394,475
HSI Asset Securitization Corp. Trust:
Series 2006-HE2 Class M1, 5.0231% 12/25/36 (e)(g)	15,602,000	7,882,052
Series 2007-HE1:
Class 2A3, 5.055% 1/25/37 (e)(g)	8,515,000	7,105,768
Class M1, 5.165% 1/25/37 (e)(g)	17,440,000	11,691,776
IXIS Real Estate Capital Trust Series 2005-HE1 Class M1, 5.335% 6/25/35 (e)(g)	3,671,631	3,157,194
JPMorgan Mortgage Acquisition Trust:
Series 2006-HE3:
Class A4, 5.025% 11/25/36 (e)(g)	17,520,000	15,223,233
Class M1, 5.115% 11/25/36 (e)(g)	14,055,000	7,094,250
Series 2007-CH1:
Class AV4, 4.995% 11/25/36 (e)(g)	8,550,000	7,188,678
Class MV1, 5.095% 11/25/36 (e)(g)	6,945,000	4,413,548
Keycorp Student Loan Trust:
Series 1999-A Class A2, 5.53% 12/27/09 (e)	8,929,735	8,946,304
Series 2006-A Class 2A1, 5.23% 9/27/21 (e)	9,575,115	9,537,073
Lancer Funding Ltd. Series 2006-1A Class A3, 6.9438% 4/6/46 (b)(e)	4,180,042	1,003,210
Long Beach Auto Receivables Trust Series 2006-B Class A2, 5.34% 11/15/09	2,610,414	2,613,025
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 6.095% 6/25/33 (e)(g)	16,940,009	15,687,419
Series 2004-2:
Class M1, 5.395% 6/25/34 (e)(g)	4,275,000	3,784,441
Class M2, 5.945% 6/25/34 (e)(g)	3,265,000	2,891,111
Series 2006-1 Class 2A2, 5.005% 2/25/36 (e)(g)	6,107,499	6,029,250
Series 2006-6:
Class 2A3, 5.015% 7/25/36 (e)(g)	12,915,000	9,557,100
Class M4, 5.225% 7/25/36 (e)(g)	3,825,000	454,793
Class M7, 5.765% 7/25/36 (e)(g)	4,000,000	346,728
Series 2006-9:
Class 2A3, 5.025% 11/25/36 (e)(g)	20,110,000	12,185,413
Class M4, 5.235% 11/25/36 (e)(g)	4,170,000	402,078
Class M5, 5.265% 11/25/36 (e)(g)	8,052,000	668,694
Class M7, 5.665% 11/25/36 (e)(g)	3,796,000	274,265
Asset-Backed Securities - continued
	Principal Amount	Value
Luminent Mortgage Trust Series 2006-3 Class 12A1, 5.075% 5/25/36 (e)	$ 7,532,077	$ 7,127,556
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 5.075% 5/25/47 (e)	9,810,000	9,123,949
MASTR Asset Backed Securities Trust:
Series 2006-AM3:
Class A3, 5.035% 10/25/36 (e)(g)	13,660,000	11,709,352
Class M1, 5.125% 10/25/36 (e)(g)	3,090,000	1,755,800
Series 2006-NC2 Class M7, 5.615% 9/25/36 (e)(g)	4,790,000	402,193
MBNA Credit Card Master Note Trust:
Series 2003-B2 Class B2, 5.4175% 10/15/10 (e)	3,765,000	3,769,318
Series 2003-B3 Class B3, 5.4025% 1/18/11 (e)	1,130,000	1,130,443
Series 2003-B5 Class B5, 5.3975% 2/15/11 (e)	705,000	705,720
Series 2005-C1 Class C, 5.4375% 10/15/12 (e)	42,495,000	41,009,162
Series 2005-C2 Class C, 5.3775% 2/15/13 (e)	42,495,000	40,227,883
Series 2005-C3 Class C, 5.2975% 3/15/11 (e)	22,170,000	22,009,055
MBNA Master Credit Card Trust II Series 1998-E Class B, 5.5725% 9/15/10 (e)	7,800,000	7,802,090
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.615% 7/25/34 (e)(g)	5,373,690	4,935,450
Class M2, 5.69% 7/25/34 (e)(g)	169,367	137,513
Merrill Lynch Alternative Note Asset Trust Series 2007-OAR1 Class A1, 5.035% 2/25/37 (e)	13,537,025	12,727,477
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-1:
Class A2C, 5.115% 4/25/37 (e)(g)	16,935,000	13,714,708
Class M1, 5.245% 4/25/37 (e)(g)	27,945,000	15,190,902
Merrill Lynch Mortgage Investors Trust:
Series 2003-HE1 Class M1, 5.565% 7/25/34 (e)(g)	5,426,000	5,102,447
Series 2003-OPT1 Class M1, 5.515% 7/25/34 (e)(g)	1,565,000	1,487,519
Series 2006-FM1 Class A2B, 4.975% 4/25/37 (e)(g)	17,890,000	17,516,994
Series 2006-HE3 Class A2, 4.955% 6/25/37 (e)(g)	7,500,000	7,313,250
Series 2006-OPT1 Class A1A, 5.125% 6/25/35 (e)(g)	11,675,227	11,038,927
Series 2007-HE1 Class M1, 5.265% 2/25/37 (e)(g)	13,420,000	7,111,258
Morgan Stanley ABS Capital I Trust:
Series 2002-HE3 Class M1, 5.965% 12/27/32 (e)(g)	428,345	411,244
Series 2003-NC7 Class M1, 5.565% 6/25/33 (e)(g)	4,324,183	3,956,649
Series 2003-NC8 Class M1, 5.565% 9/25/33 (e)(g)	3,049,800	2,772,529
Series 2004-HE6 Class A2, 5.205% 8/25/34 (e)(g)	394,533	297,010
Series 2004-NC2 Class M1, 5.415% 12/25/33 (e)(g)	7,084,790	6,207,451
Series 2005-1 Class M2, 5.335% 12/25/34 (e)(g)	4,425,000	3,983,494
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I Trust: - continued
Series 2005-HE1:
Class M1, 5.315% 12/25/34 (e)(g)	$ 1,100,000	$ 994,536
Class M2, 5.335% 12/25/34 (e)(g)	2,970,000	2,645,123
Series 2005-HE2:
Class M1, 5.265% 1/25/35 (e)(g)	2,665,000	2,324,945
Class M2, 5.305% 1/25/35 (e)(g)	1,900,000	1,715,771
Series 2005-NC1:
Class M1, 5.305% 1/25/35 (e)(g)	2,425,000	2,112,651
Class M2, 5.335% 1/25/35 (e)(g)	2,425,000	2,180,713
Class M3, 5.375% 1/25/35 (e)(g)	2,425,000	2,151,070
Series 2005-NC2 Class B1, 6.035% 3/25/35 (e)(g)	3,000,000	1,261,350
Series 2006-HE3:
Class B1, 5.765% 4/25/36 (e)(g)	2,900,000	321,881
Class B3, 6.765% 4/25/36 (e)(g)	6,450,000	607,442
Series 2006-HE5 Class AC2, 5.005% 8/25/36 (e)(g)	8,510,000	7,285,837
Series 2006-NC4:
Class A2D, 5.105% 6/25/36 (e)(g)	8,865,000	7,464,330
Class M4, 5.215% 6/25/36 (e)(g)	2,000,000	155,222
Class M6, 5.315% 6/25/36 (e)(g)	1,000,000	87,536
Series 2007-HE2 Class A2A, 4.905% 1/25/37 (e)(g)	1,556,176	1,479,340
Series 2007-HE4 Class A2A, 4.975% 2/25/37 (e)(g)	1,397,352	1,350,409
Series 2007-NC3 Class A2A, 4.925% 5/25/37 (e)(g)	657,430	634,420
Morgan Stanley Capital I Trust Series 2006-HE1 Class A3, 5.045% 1/25/36 (e)(g)	84,755,000	78,755,956
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1 Class M1, 6.14% 2/25/32 (e)(g)	592,966	569,062
Series 2001-NC4 Class M1, 6.365% 1/25/32 (e)(g)	1,753,494	1,579,636
Series 2002-AM3 Class A3, 5.845% 2/25/33 (e)(g)	705,709	594,560
Series 2002-HE1 Class M1, 5.765% 7/25/32 (e)(g)	5,306,518	4,927,295
Series 2002-HE2 Class M1, 6.365% 8/25/32 (e)(g)	5,983,983	5,628,153
Series 2002-NC1 Class M1, 6.065% 2/25/32 (b)(e)(g)	4,422,154	4,151,574
Series 2002-NC3:
Class A3, 5.545% 8/25/32 (e)(g)	237,036	236,740
Class M1, 5.945% 8/25/32 (e)(g)	426,758	390,921
Series 2002-OP1 Class M1, 5.99% 9/25/32 (e)(g)	2,286,685	1,891,418
Series 2003-NC1 Class M1, 6.44% 11/25/32 (e)(g)	3,351,578	3,161,478
Morgan Stanley Home Equity Loans Trust:
Series 2006-3:
Class M1, 5.155% 4/25/36 (e)(g)	4,000,000	2,366,400
Class M4, 5.245% 4/25/36 (e)(g)	6,000,000	1,291,200
Class M5, 5.275% 4/25/36 (e)(g)	2,000,000	367,119
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley Home Equity Loans Trust: - continued
Series 2007-2 Class A1, 4.965% 4/25/37 (e)(g)	$ 889,895	$ 861,112
National Collegiate Student Loan Trust:
Series 2006-3 Class A1, 4.8188% 9/25/19 (e)	24,686,079	24,478,284
Series 2006-4 Class A1, 4.895% 3/25/25 (e)	14,689,295	14,519,143
Navistar Financial Dealer Note Master Trust Series 2005-1 Class A, 4.975% 2/25/13 (e)	18,350,000	18,066,531
New Century Home Equity Loan Trust:
Series 2003-6 Class M1, 5.585% 1/25/34 (e)(g)	8,364,478	7,791,689
Series 2005-1:
Class M1, 5.315% 3/25/35 (e)(g)	4,395,000	3,772,094
Class M2, 5.345% 3/25/35 (e)(g)	4,395,000	3,932,646
Class M3, 5.385% 3/25/35 (e)(g)	2,120,000	1,877,306
Series 2005-4 Class M2, 5.375% 9/25/35 (e)(g)	9,815,000	8,897,068
Series 2005-D Class M2, 5.335% 2/25/36 (e)(g)	2,045,000	1,816,616
Nissan Auto Lease Trust Series 2005-A Class A4, 5.0775% 8/15/11 (e)	15,923,622	15,910,506
Nomura Home Equity Loan Trust:
Series 2006-AF1 Class A1, 6.032% 10/25/36 (g)	3,496,429	3,465,289
Series 2006-HE2 Class A2, 4.985% 3/25/36 (e)(g)	7,500,000	7,344,750
Series 2006-HE3:
Class M7, 5.665% 7/25/36 (e)(g)	4,553,000	445,608
Class M8, 5.815% 7/25/36 (e)(g)	3,193,000	400,211
Class M9, 6.715% 7/25/36 (e)(g)	4,611,000	550,786
Series 2007-2 Class 2A3, 5.055% 2/25/37 (e)(g)	11,553,000	8,007,384
NovaStar Home Equity Loan Trust Series 2006-2 Class A2A, 4.915% 6/25/36 (e)(g)	619,518	603,720
NovaStar Mortgage Funding Trust:
Series 2004-1 Class M1, 5.315% 6/25/34 (e)(g)	4,025,000	3,476,981
Series 2007-1 Class A2C, 5.045% 3/25/37 (e)(g)	13,845,000	11,373,668
Ocala Funding LLC:
Series 2005-1A Class A, 5.1488% 3/20/10 (b)(e)	3,675,000	3,160,500
Series 2006-1A Class A, 5.2263% 3/20/11 (b)(e)	8,090,000	6,522,563
Option One Mortgage Loan Trust Series 2004-3 Class M3, 5.515% 11/25/34 (e)(g)	2,365,000	2,198,100
Ownit Mortgage Loan Trust:
Series 2006-2 Class A2A, 4.945% 1/25/37 (e)(g)	1,992,889	1,963,619
Series 2006-7:
Class A2C, 5.025% 10/25/37 (e)(g)	12,205,000	8,543,500
Class M1, 5.115% 10/25/37 (e)(g)	6,670,000	3,888,477
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 5.495% 9/25/34 (e)(g)	3,745,000	3,276,362
Asset-Backed Securities - continued
	Principal Amount	Value
Park Place Securities, Inc.: - continued
Series 2004-WCW1:
Class M2, 5.545% 9/25/34 (e)(g)	$ 1,755,000	$ 1,583,822
Class M3, 6.115% 9/25/34 (e)(g)	3,355,000	2,949,963
Class M4, 6.315% 9/25/34 (e)(g)	4,700,000	4,159,589
Series 2004-WCW2 Class M3, 5.415% 7/25/35 (e)(g)	2,755,000	2,457,460
Series 2004-WHQ2 Class M1, 5.455% 2/25/35 (e)(g)	8,000,000	7,379,628
Series 2004-WWF1:
Class M2, 5.545% 2/25/35 (e)(g)	11,060,000	10,100,774
Class M3, 5.605% 2/25/35 (e)(g)	1,370,000	1,255,707
Series 2005-WCH1:
Class M2, 5.385% 1/25/35 (e)(g)	4,175,000	3,496,408
Class M3, 5.425% 1/25/35 (e)(g)	3,290,000	2,601,533
Class M4, 5.695% 1/25/35 (e)(g)	10,150,000	8,056,446
Class M5, 5.745% 1/25/35 (e)(g)	7,095,000	5,424,044
Series 2005-WHQ2:
Class M7, 6.115% 5/25/35 (e)(g)	12,030,000	5,346,765
Class M9, 6.745% 5/25/35 (e)(g)	3,475,000	953,540
PASA Funding Ltd. Series 2007-1A Class X, 5.6431% 4/7/17 (b)(e)	13,275,000	2,655,000
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1:
Class M4, 5.225% 9/25/36 (e)(g)	10,020,000	1,481,958
Class M5, 5.255% 9/25/36 (e)(g)	4,995,000	325,461
Pinnacle Capital Asset Trust Series 2006-A Class A2, 5.37% 1/26/09 (b)	2,787,805	2,789,463
Providian Master Note Trust:
Series 2005-2 Class C2, 5.5275% 11/15/12 (b)(e)	21,450,000	20,008,775
Series 2006-C1A Class C1, 5.5775% 3/16/15 (b)(e)	24,985,000	22,228,842
Residential Asset Mortgage Products, Inc.:
Series 2003-RS9:
Class MII1, 5.525% 10/25/33 (e)(g)	3,695,405	3,331,925
Class MII2, 6.665% 10/25/33 (e)(g)	566,311	523,988
Series 2004-RS10 Class MII2, 6.115% 10/25/34 (e)(g)	5,500,000	4,525,266
Series 2005-SP2 Class 1A1, 5.015% 5/25/44 (e)(g)	276,456	275,808
Series 2007-RZ1 Class A2, 5.025% 2/25/37 (e)	20,285,000	17,526,688
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 5.265% 4/25/33 (e)(g)	35,133	33,464
Santander Drive Auto Receivables Trust Series 2007-1 Class A2, 5.2% 12/15/10	17,216,710	17,229,328
Asset-Backed Securities - continued
	Principal Amount	Value
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 5.66% 3/25/35 (e)(g)	$ 13,000,000	$ 11,724,395
Series 2007-1 Class A2C, 5.015% 2/25/37 (e)(g)	8,500,000	7,250,500
Securitized Asset Backed Receivables LLC Trust:
Series 2004-NC1 Class M1, 5.385% 2/25/34 (e)(g)	2,878,804	2,480,371
Series 2006-NC1 Class M1, 5.165% 3/25/36 (e)(g)	10,000,000	3,638,000
Series 2007-NC2:
Class A2B, 5.005% 1/25/37 (e)(g)	9,000,000	7,673,850
Class M1, 5.095% 1/25/37 (e)(g)	6,590,000	4,433,752
SG Mortgage Securities Trust Series 2006-OPT2 Class M1, 5.105% 10/25/36 (e)(g)	12,160,000	6,995,648
Sierra Receivables Funding Co. Series 2007-1A Class A2, 4.8488% 3/20/19 (b)(e)	12,572,743	12,329,146
SLC Student Loan Trust Series 2007-1 Class C, 5.0188% 8/15/35 (e)	7,765,000	7,697,056
SLM Private Credit Student Loan Trust Series 2004-A Class C, 5.9406% 6/15/33 (e)	8,751,000	8,847,256
Soundview Home Equity Loan Trust:
Series 2006-EQ2 Class M1, 5.095% 1/25/37 (e)(g)	14,835,000	8,386,226
Series 2006-NLC1 Class M1, 5.115% 11/25/36 (b)(e)(g)	7,085,000	3,869,119
Sovereign Dealer Floor Plan Master LLC Series 2006-1:
Class B, 5.2075% 8/15/11 (b)(e)	10,755,000	10,167,885
Class C, 5.4075% 8/15/11 (b)(e)	4,905,000	4,562,091
Specialty Underwriting & Residential Finance Trust:
Series 2003-BC3 Class M2, 6.465% 8/25/34 (e)(g)	2,728,080	2,538,032
Series 2003-BC4 Class M1, 5.465% 11/25/34 (e)(g)	1,810,000	1,526,471
Series 2006-BC5 Class M1, 5.105% 11/25/37 (e)(g)	3,335,000	1,960,647
Series 2007-BC1 Class M1, 5.115% 1/25/38 (e)(g)	10,850,000	6,070,575
Structured Asset Corp. Trust Series 2006-BC6:
Class A4, 5.035% 1/25/37 (e)(g)	19,340,000	16,018,955
Class M1, 5.135% 1/25/37 (e)(g)	18,820,000	11,090,626
Structured Asset Investment Loan Trust:
Series 2003-BC9 Class M1, 5.565% 8/25/33 (e)(g)	9,005,000	8,293,662
Series 2004-8 Class M5, 6.015% 9/25/34 (e)(g)	2,395,000	2,174,164
Series 2005-1 Class M4, 5.625% 2/25/35 (b)(e)(g)	3,990,000	3,153,696
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 5.225% 2/25/34 (e)(g)	918,801	768,348
Series 2005-5N Class 3A1A, 5.165% 11/25/35 (e)	8,294,565	7,870,367
Series 2006-BC3:
Class M1, 5.115% 10/25/36 (e)(g)	19,402,000	11,050,215
Class M7, 5.665% 10/25/36 (e)(g)	10,000,000	928,752
Series 2006-BC5 Class M1, 5.105% 12/25/36 (e)(g)	30,560,000	17,977,226
Asset-Backed Securities - continued
	Principal Amount	Value
Structured Asset Securities Corp.: - continued
Series 2006-OPT1:
Class M1, 5.165% 4/25/36 (e)(g)	$ 5,000,000	$ 2,515,000
Class M2, 5.205% 4/25/36 (e)(g)	4,000,000	1,894,720
Class M3, 5.265% 4/25/36 (e)(g)	6,027,000	1,862,464
Series 2007-BC1 Class M1, 5.095% 2/25/37 (e)(g)	52,512,000	30,330,931
Superior Wholesale Inventory Financing Trust:
Series 2004-A10:
Class A, 5.1275% 9/15/11 (e)	33,435,000	33,021,422
Class B, 5.3075% 9/15/11 (e)	27,050,000	26,495,572
Series 2007-AE1:
Class A, 5.1275% 1/15/12 (e)	6,730,000	6,607,526
Class B, 5.3275% 1/15/12 (e)	5,605,000	5,497,596
Class C, 5.6275% 1/15/12 (e)	6,965,000	6,827,865
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 5.4775% 3/15/11 (b)(e)	42,165,000	41,675,523
Superior Wholesale Inventory Financing Trust XII Series 2005-A12:
Class A, 5.2075% 6/15/10 (e)	18,990,000	18,908,869
Class B, 5.5075% 6/15/10 (e)	8,785,000	8,589,856
Class C, 6.2275% 6/15/10 (e)	20,700,000	20,267,687
Swift Master Auto Receivables Trust Series 2007-1 Class A, 5.1275% 6/15/12 (e)	19,765,000	19,473,405
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 5.295% 9/25/34 (e)(g)	198,204	189,087
Series 2003-6HE Class A1, 5.335% 11/25/33 (e)(g)	250,816	239,780
Series 2005-14HE Class AF1, 5.005% 8/25/36 (e)(g)	28,001	28,001
Thornburg Mortgage Securities Trust Series 2006-6 Class A1, 4.975% 12/25/36 (e)	33,099,651	32,332,739
Triad Auto Receivables Owner Trust Series 2006-C Class A2, 5.4% 1/12/10	3,496,846	3,497,656
Turquoise Card Backed Securities PLC:
Series 2006-1A Class C, 5.3575% 5/16/11 (b)(e)	17,300,000	16,802,625
Series 2006-2:
Class B, 5.1775% 10/17/11 (e)	23,555,000	23,010,291
Class C, 5.3775% 10/17/11 (e)	22,130,000	21,324,331
Series 2007-1 Class C, 5.3975% 6/15/12 (e)	25,235,000	23,878,619
UPFC Auto Receivables Trust:
Series 2006-A Class A2, 5.46% 6/15/09	277,829	278,121
Series 2007-A Class A2, 5.46% 6/15/10	17,224,684	17,296,277
Wachovia Bank Commercial Mortgage Trust Series 2007-WHL8 Class LXR2, 5.8275% 6/15/20 (e)	13,927,722	12,674,227
Asset-Backed Securities - continued
	Principal Amount	Value
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (b)(g)	$ 5,214,761	$ 52,148
WaMu Asset-Backed Certificates:
Series 2006-HE3:
Class M4, 5.245% 10/25/36 (e)(g)	3,542,000	806,100
Class M7, 5.665% 10/25/36 (e)(g)	2,564,000	378,794
Series 2006-HE5 Class M1, 5.115% 10/25/36 (e)(g)	16,630,000	9,567,239
WaMu Master Note Trust:
Series 2006-A3A Class A3, 5.0575% 9/16/13 (b)(e)	34,760,000	34,363,993
Series 2006-C2A Class C2, 5.5275% 8/15/15 (b)(e)	48,150,000	43,252,230
Series 2006-C3A Class C3A, 5.4075% 10/15/13 (b)(e)	33,700,000	31,286,241
Series 2007-C1 Class C1, 5.4275% 5/15/14 (b)(e)	29,325,000	26,443,819
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (b)(g)	44,512	0
WFS Financial Owner Trust Series 2005-1 Class C, 3.82% 8/17/12	794,432	782,764
Whinstone Capital Management Ltd. Series 1A Class B3, 5.9838% 10/25/44 (b)(e)	24,635,065	20,141,629
World Omni Auto Receivables Trust Series 2007-B Class A2B, 5.3475% 2/16/10 (e)	3,525,000	3,524,070
TOTAL ASSET-BACKED SECURITIES (Cost $4,455,770,071)		3,675,044,701
Collateralized Mortgage Obligations - 16.8%

Private Sponsor - 15.7%
American Home Mortgage Assets Trust floater Series 2006-1 Class 2A1, 5.055% 5/25/46 (d)(e)	7,164,360	6,751,666
American Home Mortgage Investment Trust floater Series 2005-4 Class 1A1, 5.155% 3/25/35 (d)(e)	7,810,565	7,423,527
Argent Securities, Inc. floater Series 2006-W5 Class M1, 5.155% 6/25/36 (e)(g)	3,000,000	1,690,800
Arkle Master Issuer PLC floater:
Series 2006-1A Class 3C, 5.295% 2/17/52 (b)(e)	4,605,000	4,330,542
Series 2006-2A:
Class 1B, 4.985% 2/17/52 (b)(d)(e)	5,185,000	5,178,348
Class 1C, 5.145% 2/17/52 (b)(e)	6,225,000	6,195,820
Class 1M, 5.055% 2/17/52 (b)(e)	2,590,000	2,584,735
Class 2B, 5.025% 2/17/52 (b)(e)	16,205,000	15,443,365
Class 2C, 5.285% 2/17/52 (b)(e)	19,805,000	18,456,280
Class 2M, 5.105% 2/17/52 (b)(e)	11,020,000	10,422,716
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 5.6775% 4/12/56 (b)(e)	$ 11,365,000	$ 10,031,886
Banc of America Mortgage Securities, Inc.:
Series 2003-K Class 1A1, 6.7775% 12/25/33 (e)	782,733	780,059
Series 2004-B Class 1A1, 6.0491% 3/25/34 (e)	1,091,150	1,083,541
Series 2004-C Class 1A1, 5.9121% 4/25/34 (e)	2,333,518	2,320,275
Bear Stearns Adjustable Rate Mortgage Trust floater Series 2005-6 Class 1A1, 5.0786% 8/25/35 (e)	10,005,267	9,888,174
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 5.145% 1/25/35 (e)	32,451,058	31,670,266
Series 2005-2 Class 1A1, 5.115% 3/25/35 (e)	5,213,463	5,168,981
Series 2005-5 Class 1A1, 5.085% 7/25/35 (e)	6,765,911	6,370,468
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A3, 4.2546% 8/25/34 (e)	40,181,634	39,594,870
Countrywide Alternative Loan Trust:
floater Series 2006-OA16 Class A1A, 4.935% 9/25/46 (e)	117,770	117,641
planned amortization class Series 2003-5T2 Class A2, 5.265% 5/25/33 (e)	1,125,489	1,124,094
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 5.265% 1/25/34 (e)	697,894	684,631
Series 2004-2 Class 7A3, 5.265% 2/25/35 (e)	1,384,801	1,381,356
Series 2004-4 Class 5A2, 5.265% 3/25/35 (e)	412,485	399,195
Series 2005-1 Class 5A2, 5.195% 5/25/35 (e)	5,722,893	5,384,663
Series 2005-10:
Class 5A1, 5.125% 1/25/36 (e)	6,748,184	6,553,463
Class 5A2, 5.185% 1/25/36 (e)	3,036,683	2,994,769
Series 2005-2:
Class 6A2, 5.145% 6/25/35 (e)	1,505,799	1,444,288
Class 6M2, 5.345% 6/25/35 (d)(e)	10,145,000	9,682,590
Series 2005-3 Class 8A2, 5.105% 7/25/35 (e)	5,669,290	5,548,917
Series 2005-4 Class 7A2, 5.095% 8/25/35 (e)	1,811,975	1,740,309
Series 2005-8 Class 7A2, 5.145% 11/25/35 (e)	4,055,219	3,959,392
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 5.265% 3/25/34 (e)	90,436	89,764
Series 2004-AR3 Class 6A2, 5.235% 4/25/34 (e)	388,064	382,687
Series 2004-AR4 Class 5A2, 5.235% 5/25/34 (e)	261,022	256,414
Series 2004-AR5 Class 11A2, 5.235% 6/25/34 (e)	318,916	315,231
Series 2004-AR6 Class 9A2, 5.235% 10/25/34 (e)	1,777,919	1,762,323
Series 2004-AR7 Class 6A2, 5.245% 8/25/34 (e)	739,397	739,584
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Credit Suisse First Boston Mortgage Securities Corp. floater: - continued
Series 2004-AR8 Class 8A2, 5.245% 9/25/34 (e)	$ 346,313	$ 338,126
CWALT, Inc. floater Series 2005-56 Class 3A1, 5.155% 11/25/35 (e)	2,326,138	2,212,038
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 5.025% 3/25/37 (e)	23,625,000	20,945,519
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 5.055% 9/19/36 (e)	7,660,076	7,472,077
DT Auto Owner Trust sequential payer Series 2007-A Class A2, 5.53% 8/15/10 (b)	25,117,703	24,956,794
First Franklin Mortgage Loan Trust floater Series 2006-FF13:
Class M7, 5.615% 10/25/36 (e)(g)	11,342,000	1,443,609
Class M8, 5.815% 10/25/36 (e)(g)	4,935,000	517,896
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 5.6934% 12/25/34 (e)	497,597	483,229
Fosse Master Issuer PLC floater Series 2006-1A:
Class A1, 4.7163% 10/18/31 (b)(e)	4,765,272	4,752,882
Class B1, 5.2988% 10/18/54 (b)(e)	8,520,000	8,391,348
Class B2, 5.3688% 10/18/54 (b)(e)	19,660,000	18,253,081
Class C2, 5.6788% 10/18/54 (b)(e)	6,590,000	5,905,299
Class M1, 5.3788% 10/18/54 (b)(e)	4,915,000	4,828,988
Class M2, 5.4588% 10/18/54 (b)(e)	11,300,000	10,289,780
Gracechurch Mortgage Financing PLC floater Series 2006-1:
Class A4, 4.9988% 11/20/56 (b)(e)	53,320,000	52,525,532
Class D2, 5.4188% 11/20/56 (b)(e)	19,270,000	15,597,138
Gracechurch Mortgage Funding PLC floater Series 1A:
Class A2B, 5.3188% 10/11/41 (b)(e)	20,284,459	19,982,221
Class CB, 5.5288% 10/11/41 (b)(e)	2,100,000	1,844,010
Class DB, 5.7188% 10/11/41 (b)(e)	21,420,000	17,131,716
Granite Master Issuer PLC floater:
Series 2005-1 Class A4, 5.2988% 12/20/54 (e)	68,495,000	64,988,056
Series 2005-2 Class C1, 5.4488% 12/20/54 (e)	20,975,000	18,493,658
Series 2005-4 Class A3, 5.0188% 12/20/54 (e)	23,031,588	22,863,457
Series 2006-1A:
Class A5, 5.0188% 12/20/54 (b)(e)	8,989,437	8,641,546
Class C2, 5.5488% 12/20/54 (b)(e)	55,570,000	33,108,606
Series 2006-2 Class C1, 5.65% 12/20/54 (e)	36,815,000	21,846,021
Series 2006-3 Class C2, 5.68% 12/20/54 (e)	7,730,000	4,619,448
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-4:
Class B1, 5.4288% 12/20/54 (e)	$ 20,680,000	$ 17,898,540
Class C1, 5.0963% 12/20/54 (e)	12,645,000	9,545,711
Class M1, 5.0988% 12/20/54 (e)	5,445,000	4,628,250
Series 2007-1:
Class 1C1, 5.3563% 12/20/54 (e)	12,775,000	9,634,905
Class 1M1, 5.036% 12/20/54 (e)	8,310,000	7,061,838
Class 2B1, 6.3138% 12/20/54 (e)	8,860,000	7,040,156
Class 2C1, 5.0463% 12/20/54 (e)	5,830,000	3,346,420
Class 2M1, 5.0763% 12/20/54 (e)	10,670,000	7,681,333
Series 2007-2 Class 2C1, 5.6444% 12/17/54 (e)	14,785,000	9,175,571
Granite Mortgages PLC floater:
Series 2003-1 Class 1C, 6.63% 1/20/43 (e)	9,785,000	8,672,446
Series 2003-3 Class 1C, 6.63% 1/20/44 (e)	3,700,917	3,129,866
Series 2004-3 Class 2A1, 5.0288% 9/20/44 (e)	7,827,082	7,591,487
GSAMP Trust floater Series 2006-HE3 Class M2, 5.165% 5/25/36 (e)(g)	10,800,000	6,388,200
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 5.185% 5/19/35 (e)	3,625,544	3,428,493
Holmes Financing No. 10 PLC floater Series 10A:
Class 2A, 5.2725% 7/15/40 (b)(e)	9,360,000	9,338,285
Class 2C, 5.5925% 7/15/40 (b)(e)	9,322,727	9,195,379
Holmes Financing No. 9 PLC floater Class 2A, 5.3025% 7/15/13 (e)	47,220,000	46,615,584
Home Equity Loan Trust floater Series 2007-FRE1 Class 2AV1, 4.995% 4/25/37 (e)(g)	15,828,345	15,503,073
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 5.315% 10/25/34 (e)	1,185,062	1,164,498
HSI Asset Securitization Corp. Trust floater Series 2007-OPT1 Class M1, 5.095% 12/25/36 (e)(g)	10,960,000	6,083,896
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 5.235% 3/25/35 (e)	2,289,395	2,253,164
Series 2004-6 Class 1A2, 5.255% 10/25/34 (e)	730,989	720,668
Series 2005-1:
Class M1, 5.2488% 4/25/35 (e)	1,568,466	1,388,898
Class M2, 5.2888% 4/25/35 (e)	2,739,687	2,377,717
Class M3, 5.3188% 4/25/35 (e)	447,085	374,247
Class M4, 5.5388% 4/25/35 (e)	263,854	134,566
Class M5, 5.5588% 4/25/35 (e)	263,854	129,289
Class M6, 5.6088% 4/25/35 (e)	422,163	198,416
Series 2005-2 Class 1A2, 5.175% 4/25/35 (e)	7,858,763	7,572,131
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Impac CMB Trust floater: - continued
Series 2005-3 Class A1, 5.105% 8/25/35 (e)	$ 5,264,826	$ 5,012,207
Series 2005-4 Class 1B1, 6.0888% 5/25/35 (e)	1,675,344	966,203
Series 2005-6 Class 1M3, 5.475% 10/25/35 (e)	1,460,307	1,465,776
Series 2005-7:
Class M1, 5.345% 11/25/35 (e)	967,483	861,902
Class M2, 5.385% 11/25/35 (e)	726,297	614,758
Class M3, 5.485% 11/25/35 (e)	3,626,004	1,849,262
Class M4, 5.525% 11/25/35 (e)	1,737,083	851,171
JPMorgan Mortgage Trust Series 2005-A8 Class 2A3, 4.9484% 11/25/35 (e)	2,155,000	2,111,101
Kildare Securities Ltd. floater Series 2007-1 Class A2, 5.2063% 12/10/43 (b)(e)	14,660,000	14,438,634
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 5.255% 9/26/45 (b)(e)	4,748,608	4,734,195
Lehman XS Trust floater:
Series 2006-12N Class A1A1, 4.945% 8/25/46 (e)	8,340,509	8,283,555
Series 2006-GP1 Class A1, 4.955% 5/25/46 (e)	6,011,277	5,942,654
MASTR Adjustable Rate Mortgages Trust floater Series 2005-1 Class 1A1, 5.135% 3/25/35 (e)	814,137	811,138
MASTR Asset Backed Securities Trust floater Series 2007-HE1 Class M1, 5.165% 5/25/37 (e)(g)	4,860,000	2,789,640
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 5.1975% 6/15/22 (b)(e)	1,350,000	1,307,801
Class C, 5.2175% 6/15/22 (b)(e)	8,760,000	8,486,864
Class D, 5.2275% 6/15/22 (b)(e)	3,370,000	3,265,184
Class E, 5.2375% 6/15/22 (b)(e)	5,390,000	5,166,275
Class F, 5.2675% 6/15/22 (b)(e)	9,720,000	9,105,061
Class G, 5.3375% 6/15/22 (b)(e)	2,020,000	1,855,206
Class H, 5.3575% 6/15/22 (b)(e)	4,045,000	3,691,171
Class J, 5.3975% 6/15/22 (b)(e)	4,720,000	4,257,498
Class TM, 5.5275% 6/15/22 (b)(e)	46,192,813	46,383,335
Merrill Lynch Mortgage Investors Trust floater:
Series 2003-A Class 2A1, 5.255% 3/25/28 (e)	1,849,423	1,802,052
Series 2003-B Class A1, 5.205% 4/25/28 (e)	2,025,167	1,993,437
Series 2003-D Class A, 5.175% 8/25/28 (e)	1,842,115	1,826,297
Series 2003-E Class A2, 5.7613% 10/25/28 (e)	3,211,690	3,071,247
Series 2003-F Class A2, 5.7713% 10/25/28 (e)	2,821,324	2,753,632
Series 2004-A Class A2, 5.345% 4/25/29 (e)	2,541,445	2,499,129
Series 2004-B Class A2, 5.65% 6/25/29 (e)	2,562,124	2,504,725
Series 2004-C Class A2, 5.68% 7/25/29 (e)	2,591,472	2,568,646
Series 2004-D Class A2, 5.455% 9/25/29 (e)	2,081,833	1,949,420
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Mortgage Investors Trust floater: - continued
Series 2004-E:
Class A2B, 5.455% 11/25/29 (e)	$ 4,941,035	$ 4,741,242
Class A2D, 5.645% 11/25/29 (e)	447,882	446,121
Series 2004-G Class A2, 5.6934% 11/25/29 (e)	2,291,408	2,193,440
Series 2005-A Class A2, 5.6813% 2/25/30 (e)	2,463,405	2,418,563
Series 2005-B Class A2, 5.085% 7/25/30 (e)	6,804,879	6,680,017
Series 2006-MLN1 Class M4, 5.225% 7/25/37 (e)(g)	9,575,000	1,969,037
Morgan Stanley ABS Capital I floater Series 2007-NC2 Class M1, 5.235% 2/25/37 (e)(g)	7,645,000	4,041,147
MortgageIT Trust floater:
Series 2004-2:
Class A1, 5.235% 12/25/34 (e)	2,479,084	2,375,264
Class A2, 5.315% 12/25/34 (e)	3,353,792	3,194,104
Series 2005-2 Class 1A1, 5.125% 5/25/35 (e)	2,762,572	2,648,016
Nomura Home Equity Loan Trust floater Series 2006-FM2:
Class M1, 5.155% 7/25/36 (e)(g)	21,055,000	11,546,983
Class M7, 5.665% 7/25/36 (e)(g)	5,710,000	536,574
Opteum Mortgage Acceptance Corp. floater:
Series 2005-3 Class APT, 5.155% 7/25/35 (e)	26,361,383	21,162,918
Series 2005-5 Class 1A1B, 5.065% 12/25/35 (e)	7,595,000	7,575,422
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 5.165% 3/25/37 (e)(g)	16,810,000	9,985,140
Permanent Financing No. 3 PLC floater Series 2006-3 Class 3A, 5.3263% 9/10/33 (e)	48,844,000	48,753,248
Permanent Financing No. 8 PLC floater:
Class 2A, 5.2163% 6/10/14 (e)	50,005,000	49,924,742
Class 2C, 5.5463% 6/10/42 (e)	25,555,000	25,317,032
Class 3C, 5.6663% 6/10/42 (e)	14,115,000	13,029,557
Permanent Financing No. 9 PLC floater Series 2006-9A Class 3A, 5.4263% 6/10/33 (b)(e)	42,330,000	41,267,517
Permanent Master Issuer PLC floater:
Series 2006-1 Class 2C, 5.6425% 7/17/42 (e)	25,200,000	23,675,400
Series 2007-1 Class 4A, 5.3225% 10/15/33 (e)	58,330,000	56,440,108
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B:
Class B4, 6.9925% 7/10/35 (b)(e)	11,441,653	11,441,653
Class B5, 7.5925% 7/10/35 (b)(e)	10,800,921	10,422,888
Series 2003-CB1 Class B3, 6.6925% 6/10/35 (b)(e)	10,264,013	9,797,722
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater: - continued
Series 2004-A:
Class B4, 6.4425% 2/10/36 (b)(e)	$ 5,645,090	$ 5,567,244
Class B5, 6.9425% 2/10/36 (b)(e)	3,763,394	3,679,253
Series 2004-B:
Class B4, 6.3425% 2/10/36 (b)(e)	2,449,302	2,162,083
Class B5, 6.7925% 2/10/36 (b)(e)	1,789,874	1,549,709
Class B6, 7.2425% 2/10/36 (b)(e)	565,223	467,413
Series 2004-C:
Class B4, 6.1925% 9/10/36 (b)(e)	3,141,548	2,754,132
Class B5, 6.5925% 9/10/36 (b)(e)	3,522,342	3,032,654
Class B6, 6.9925% 9/10/36 (b)(e)	666,389	545,111
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 4.965% 9/25/46 (e)	15,303,916	14,868,711
Residential Asset Mortgage Products, Inc.:
sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	2,264,097	2,305,273
Series 2005-AR5 Class 1A1, 4.7634% 9/19/35 (e)	2,878,459	2,854,107
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 5.315% 6/25/33 (b)(e)(g)	3,327,874	2,819,335
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 4.965% 2/25/36 (b)(e)(g)	2,892,739	2,854,771
Securitized Asset Backed Receivables LLC Trust floater Series 2006-FR3 Class A1, 4.915% 5/25/36 (e)(g)	1,169,215	1,152,774
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 5.72% 9/20/33 (e)	4,240,769	4,241,378
Series 2004-1 Class A, 5.6825% 2/20/34 (e)	1,326,375	1,311,800
Series 2004-10 Class A4, 5.7006% 11/20/34 (e)	1,940,866	1,926,436
Series 2004-12 Class 1A2, 5.69% 1/20/35 (e)	6,543,276	6,348,337
Series 2004-3 Class A, 5.5706% 5/20/34 (e)	1,981,695	1,960,812
Series 2004-4 Class A, 5.6206% 5/20/34 (e)	7,151,308	6,995,910
Series 2004-5 Class A3, 5.3988% 6/20/34 (e)	2,781,519	2,763,522
Series 2004-6:
Class A3A, 6.0488% 6/20/35 (e)	2,129,426	2,110,498
Class A3B, 5.84% 7/20/34 (e)	174,353	172,674
Series 2004-7:
Class A3A, 5.7038% 8/20/34 (e)	2,345,068	2,313,098
Class A3B, 5.9288% 7/20/34 (e)	288,942	287,358
Series 2004-8 Class A2, 5.755% 9/20/34 (e)	5,248,979	5,207,549
Series 2005-1 Class A2, 5.6325% 2/20/35 (e)	3,802,783	3,685,457
Series 2005-2 Class A2, 5.6288% 3/20/35 (e)	5,876,743	5,828,005
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Sequoia Mortgage Trust floater: - continued
Series 2005-3 Class A1, 4.99% 5/20/35 (e)	$ 2,221,176	$ 2,191,181
Soundview Home Equity Loan Trust floater Series 2006-EQ1:
Class M2, 5.185% 9/25/36 (e)(g)	6,015,000	3,058,237
Class M7, 5.665% 9/25/36 (e)(g)	3,090,000	444,651
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 5.175% 7/25/35 (e)	15,114,890	14,165,774
Structured Asset Securities Corp. floater:
Series 2004-NP1 Class A, 5.265% 9/25/33 (b)(e)	810,143	792,548
Series 2007-GEL1 Class A2, 5.055% 1/25/37 (b)(e)(g)	9,000,000	7,510,500
Series 2007-MLN1 Class M1, 5.215% 1/25/37 (b)(e)(g)	6,730,000	3,500,273
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 5.2838% 9/25/36 (e)	21,260,000	21,100,280
Thornburg Mortgage Securities Trust floater:
Series 2004-3 Class A, 5.235% 9/25/34 (e)	8,681,047	8,528,387
Series 2005-3:
Class A2, 5.105% 10/25/35 (e)	8,729,975	8,715,134
Class A4, 5.135% 10/25/35 (e)	51,080,769	50,943,331
Wachovia Mortgage Loan Trust LLC Series 2005-B Class 2A4, 5.169% 10/20/35 (e)	1,720,000	1,694,226
WaMu Mortgage pass-thru certificates floater:
Series 2005-AR6 Class 2A-1A, 5.095% 4/25/45 (e)	1,786,166	1,686,376
Series 2006-AR11 Class C1B1, 4.945% 9/25/46 (e)	3,870,620	3,839,447
Series 2006-AR7 Class C1B1, 4.925% 7/25/46 (e)	2,172,955	2,147,617
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR12 Class 2A1, 4.3221% 7/25/35 (e)	8,976,812	8,927,834
TOTAL PRIVATE SPONSOR		1,588,466,963
U.S. Government Agency - 1.1%
Fannie Mae:
floater:
Series 2000-38 Class F, 5.4963% 11/18/30 (e)	482,807	484,914
Series 2000-40 Class FA, 5.365% 7/25/30 (e)	1,208,882	1,213,359
Series 2002-89 Class F, 5.165% 1/25/33 (e)	1,778,657	1,777,170
planned amortization class Series 2003-24 Class PB, 4.5% 12/25/12	283,443	282,482
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
target amortization class Series G94-2 Class D, 6.45% 1/25/24	$ 2,117,957	$ 2,162,708
Fannie Mae subordinate REMIC pass-thru certificates floater:
Series 2001-34 Class FR, 5.3963% 8/18/31 (e)	1,404,861	1,409,650
Series 2001-38 Class QF, 5.845% 8/25/31 (e)	5,068,207	5,171,410
Series 2001-44 Class FB, 5.165% 9/25/31 (e)	1,144,913	1,145,141
Series 2001-46 Class F, 5.3963% 9/18/31 (e)	3,297,351	3,308,466
Series 2002-11 Class QF, 5.365% 3/25/32 (e)	2,392,006	2,402,555
Series 2002-17 Class JF, 5.865% 4/25/32 (e)	5,613,132	5,721,613
Series 2002-36 Class FT, 5.365% 6/25/32 (e)	812,433	814,851
Series 2002-64 Class FE, 5.3463% 10/18/32 (e)	1,125,722	1,127,385
Series 2002-65 Class FA, 5.165% 10/25/17 (e)	242,046	242,042
Series 2002-74 Class FV, 5.315% 11/25/32 (e)	4,450,810	4,463,997
Series 2002-77 Class FY, 5.265% 12/25/17 (e)	15,039,642	15,096,462
Series 2003-11:
Class DF, 5.315% 2/25/33 (e)	1,458,762	1,461,229
Class EF, 5.315% 2/25/33 (e)	645,677	647,045
Series 2003-119 Class FK, 5.365% 5/25/18 (e)	2,500,000	2,521,763
Series 2003-131 Class FM, 5.265% 12/25/29 (e)	1,876,686	1,882,171
Series 2003-63 Class F1, 5.165% 11/25/27 (e)	3,257,359	3,254,360
Freddie Mac floater:
Series 2510 Class FE, 5.4275% 10/15/32 (e)	3,477,743	3,485,068
Series 3033 Class TF, 0% 9/15/35 (e)	573,374	473,034
Freddie Mac Manufactured Housing participation certificates guaranteed floater Series 2338 Class FJ, 5.2275% 7/15/31 (e)	2,963,995	2,957,497
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2395 Class FA, 5.6275% 6/15/29 (e)	673,563	678,838
Series 2453 Class NF, 5.4275% 2/15/17 (e)	12,568,762	12,612,959
Series 2474 Class FJ, 5.3775% 7/15/17 (e)	2,316,732	2,323,972
Series 2526 Class FC, 5.4275% 11/15/32 (e)	1,232,940	1,236,472
Series 2538 Class FB, 5.4275% 12/15/32 (e)	3,866,295	3,870,076
Series 2551 Class FH, 5.4775% 1/15/33 (e)	1,549,120	1,552,551
Series 2554 Class FJ, 5.4775% 3/15/28 (e)	6,699,821	6,727,129
Series 2732 Class JF, 5.5275% 11/15/33 (e)	3,876,987	3,886,155
Series 2861:
Class GF, 5.3275% 1/15/21 (e)	2,423,295	2,427,143
Class JF, 5.3275% 4/15/17 (e)	4,234,053	4,244,517
Series 3066 Class HF, 0% 1/15/34 (e)	223,281	223,547
Series 3094 Class UF, 0% 9/15/34 (e)	807,712	782,326
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2136 Class PE, 6% 1/15/28	$ 1,059,682	$ 1,058,719
Series 2776 Class UJ, 4.5% 5/15/20 (f)	79,387	6
Ginnie Mae guaranteed REMIC pass-thru securities floater:
Series 2001-46 Class FB, 5.3775% 5/16/23 (e)	1,600,517	1,603,153
Series 2001-50 Class FV, 5.2275% 9/16/27 (e)	5,010,052	4,999,937
Series 2002-24 Class FX, 5.5775% 4/16/32 (e)	1,360,162	1,366,711
Series 2002-31 Class FW, 5.4275% 6/16/31 (e)	1,864,278	1,869,119
TOTAL U.S. GOVERNMENT AGENCY		114,969,702
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,899,627,565)		1,703,436,665
Commercial Mortgage Securities - 11.6%

Banc of America Large Loan, Inc. floater:
Series 2003-BBA2 Class K, 7.6275% 11/15/15 (b)(e)	1,085,092	1,074,408
Series 2005-MIB1:
Class B, 5.2875% 3/15/22 (b)(e)	6,455,500	6,277,703
Class C, 5.3375% 3/15/22 (b)(e)	4,095,000	3,983,638
Class D, 5.3875% 3/15/22 (b)(e)	4,145,000	3,925,865
Class E, 5.4275% 3/15/22 (b)(e)	3,205,000	3,009,474
Class F, 5.4975% 3/15/22 (b)(e)	4,035,000	3,747,755
Class G, 5.5575% 3/15/22 (b)(e)	2,615,000	2,423,500
Series 2006-BIX1:
Class A1, 5.0975% 10/15/19 (b)(e)	1,442,673	1,365,538
Class A2, 5.1375% 10/15/19 (b)(e)	2,500,000	2,416,147
Class B, 5.1675% 10/15/19 (b)(e)	2,445,000	2,383,712
Class C, 5.2075% 10/15/19 (b)(e)	5,500,000	5,306,747
Class D, 5.2375% 10/15/19 (b)(e)	6,720,000	6,573,176
Class E, 5.2675% 10/15/19 (b)(e)	6,490,000	6,339,446
Class F, 5.3375% 10/15/19 (b)(e)	10,705,000	10,412,168
Class G, 5.3575% 10/15/19 (b)(e)	7,300,000	7,090,081
Class JCA, 5.6275% 10/15/19 (b)(e)	839,715	766,471
Class JCP, 5.5275% 10/15/19 (b)(e)	677,308	636,886
Class KCA, 5.6775% 10/15/19 (b)(e)	575,306	546,826
Class KCP, 5.5775% 10/15/19 (b)(e)	985,475	928,255
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Large Loan, Inc. floater: - continued
Series 2006-BIX1:
Class LCA, 5.7775% 10/15/19 (b)(e)	$ 669,460	$ 636,330
Class LCP, 5.6775% 10/15/19 (b)(e)	3,645,786	3,344,628
Bayview Commercial Asset Trust floater:
Series 2003-2:
Class A, 5.445% 12/25/33 (b)(e)	5,694,056	5,619,131
Class M1, 5.715% 12/25/33 (b)(e)	926,616	925,554
Series 2004-1:
Class A, 5.225% 4/25/34 (b)(e)	11,962,646	11,643,020
Class B, 6.765% 4/25/34 (b)(e)	1,316,989	1,137,343
Class M1, 5.425% 4/25/34 (b)(e)	1,097,490	1,057,020
Class M2, 6.065% 4/25/34 (b)(e)	987,741	924,001
Series 2004-2:
Class A, 5.295% 8/25/34 (b)(e)	11,844,531	11,535,464
Class M1, 5.445% 8/25/34 (b)(e)	2,136,074	2,055,971
Series 2004-3:
Class A1, 5.235% 1/25/35 (b)(e)	19,450,419	18,906,391
Class A2, 5.285% 1/25/35 (b)(e)	2,751,269	2,654,975
Class M1, 5.365% 1/25/35 (b)(e)	3,291,229	3,159,065
Class M2, 5.865% 1/25/35 (b)(e)	2,128,163	1,974,536
Series 2005-2A:
Class A1, 5.175% 8/25/35 (b)(e)	12,970,608	12,126,566
Class M1, 5.295% 8/25/35 (b)(e)	887,696	866,059
Class M2, 5.345% 8/25/35 (b)(e)	1,461,285	1,417,446
Class M3, 5.365% 8/25/35 (b)(e)	809,169	774,021
Class M4, 5.475% 8/25/35 (b)(e)	744,299	704,060
Series 2005-3A:
Class A1, 5.185% 11/25/35 (b)(e)	6,637,725	6,398,745
Class A2, 5.265% 11/25/35 (b)(e)	4,547,075	4,345,298
Class M1, 5.305% 11/25/35 (b)(e)	645,484	618,858
Class M2, 5.355% 11/25/35 (b)(e)	907,267	874,804
Class M3, 5.375% 11/25/35 (b)(e)	810,441	767,893
Class M4, 5.465% 11/25/35 (b)(e)	1,011,258	930,357
Series 2005-4A:
Class A2, 5.255% 1/25/36 (b)(e)	16,318,239	15,379,940
Class B1, 6.265% 1/25/36 (b)(e)	1,322,094	1,021,938
Class M1, 5.315% 1/25/36 (b)(e)	5,228,174	4,921,835
Class M2, 5.335% 1/25/36 (b)(e)	1,584,295	1,477,850
Class M3, 5.365% 1/25/36 (b)(e)	2,271,087	2,073,431
Class M4, 5.475% 1/25/36 (b)(e)	1,188,221	1,046,934
Class M5, 5.515% 1/25/36 (b)(e)	1,188,221	1,024,655
Class M6, 5.565% 1/25/36 (b)(e)	1,267,436	1,073,756
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2006-1:
Class A2, 5.225% 4/25/36 (b)(e)	$ 2,612,480	$ 2,568,622
Class M1, 5.245% 4/25/36 (b)(e)	798,258	765,330
Class M2, 5.265% 4/25/36 (b)(e)	843,412	799,923
Class M3, 5.285% 4/25/36 (b)(e)	725,689	681,240
Class M4, 5.385% 4/25/36 (b)(e)	411,224	382,438
Class M5, 5.425% 4/25/36 (b)(e)	399,129	356,223
Class M6, 5.505% 4/25/36 (b)(e)	878,890	755,845
Series 2006-2A:
Class A1, 5.095% 7/25/36 (b)(e)	23,801,045	23,360,369
Class A2, 5.145% 7/25/36 (b)(e)	1,982,064	1,905,468
Class B1, 5.735% 7/25/36 (b)(e)	712,241	612,527
Class B3, 7.565% 7/25/36 (b)(e)	1,188,424	808,129
Class M1, 5.175% 7/25/36 (b)(e)	2,079,743	1,982,330
Class M2, 5.195% 7/25/36 (b)(e)	1,465,181	1,389,924
Class M3, 5.215% 7/25/36 (b)(e)	1,147,725	1,079,656
Class M4, 5.285% 7/25/36 (b)(e)	773,290	722,743
Class M5, 5.335% 7/25/36 (b)(e)	952,367	867,900
Class M6, 5.405% 7/25/36 (b)(e)	1,505,880	1,327,679
Series 2006-3A:
Class A1, 5.115% 10/25/36 (b)(e)	13,303,841	12,385,044
Class B1, 5.665% 10/25/36 (b)(e)	1,295,142	887,375
Class B2, 6.215% 10/25/36 (b)(e)	845,807	556,118
Class B3, 7.465% 10/25/36 (b)(e)	1,515,404	1,023,608
Class M4, 5.295% 10/25/36 (b)(e)	1,295,142	1,076,992
Class M5, 5.345% 10/25/36 (b)(e)	1,644,919	1,329,043
Class M6, 5.425% 10/25/36 (b)(e)	3,215,829	2,540,505
Series 2006-4A:
Class A1, 5.095% 12/25/36 (b)(e)	13,292,626	12,800,016
Class A2, 5.135% 12/25/36 (b)(e)	29,646,690	27,925,003
Class B1, 5.565% 12/25/36 (b)(e)	976,493	812,931
Class B2, 6.115% 12/25/36 (b)(e)	914,913	773,689
Class B3, 7.315% 12/25/36 (b)(e)	1,693,468	1,466,967
Class M1, 5.155% 12/25/36 (b)(e)	2,142,127	1,995,923
Class M2, 5.175% 12/25/36 (b)(e)	1,359,173	1,278,472
Class M3, 5.205% 12/25/36 (b)(e)	1,376,768	1,261,241
Class M4, 5.265% 12/25/36 (b)(e)	1,649,482	1,567,523
Class M5, 5.305% 12/25/36 (b)(e)	1,513,125	1,309,590
Class M6, 5.385% 12/25/36 (b)(e)	1,359,173	1,217,511
Series 2007-1:
Class A2, 5.135% 3/25/37 (b)(e)	5,335,104	4,889,123
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2007-1:
Class B1, 5.535% 3/25/37 (b)(e)	$ 1,702,886	$ 1,174,459
Class B2, 6.015% 3/25/37 (b)(e)	1,231,875	814,577
Class B3, 8.215% 3/25/37 (b)(e)	3,518,995	2,490,789
Class M1, 5.135% 3/25/37 (b)(e)	1,435,678	1,309,831
Class M2, 5.155% 3/25/37 (b)(e)	1,077,890	971,449
Class M3, 5.185% 3/27/37 (b)(e)	955,609	836,606
Class M4, 5.235% 3/25/37 (b)(e)	720,103	599,824
Class M5, 5.285% 3/25/37 (b)(e)	1,195,643	968,658
Class M6, 5.365% 3/25/37 (b)(e)	1,675,712	1,328,525
Series 2007-2A:
Class A1, 5.135% 7/25/37 (b)(e)	4,706,294	4,420,239
Class A2, 5.185% 7/25/37 (b)(e)	4,407,022	4,079,938
Class B1, 6.465% 7/25/37 (b)(e)	1,303,281	1,000,268
Class B2, 7.115% 7/25/37 (b)(e)	1,129,510	791,187
Class B3, 8.215% 7/25/37 (b)(e)	1,269,493	902,728
Class M1, 5.235% 7/25/37 (b)(e)	1,481,879	1,390,883
Class M2, 5.275% 7/25/37 (b)(e)	753,007	694,649
Class M3, 5.355% 7/25/37 (b)(e)	762,661	700,218
Class M4, 5.515% 7/25/37 (b)(e)	1,621,861	1,385,931
Class M5, 5.615% 7/25/37 (b)(e)	1,433,609	1,195,272
Class M6, 5.865% 7/25/37 (b)(e)	1,819,767	1,496,474
Series 2007-3:
Class A2, 5.155% 7/25/37 (b)(e)	8,543,909	8,130,047
Class B1, 5.815% 7/25/37 (b)(e)	1,303,853	1,271,257
Class B2, 6.465% 7/25/37 (b)(e)	3,397,363	3,312,429
Class B3, 8.865% 7/25/37 (b)(e)	1,735,410	1,683,347
Class M1, 5.175% 7/25/37 (b)(e)	1,124,803	1,113,555
Class M2, 5.205% 7/25/37 (b)(e)	1,202,850	1,190,822
Class M3, 5.235% 7/25/37 (b)(e)	1,969,552	1,947,395
Class M4, 5.365% 7/25/37 (b)(e)	3,094,355	3,047,940
Class M5, 5.465% 7/25/37 (b)(e)	1,551,769	1,520,733
Class M6, 5.665% 7/25/37 (b)(e)	1,179,895	1,156,297
Series 2007-4A:
Class B1, 7.415% 9/25/37 (b)(e)	1,613,895	1,215,212
Class B2, 8.315% 9/25/37 (b)(e)	6,080,802	4,445,637
Class M1, 5.815% 9/25/37 (b)(e)	1,501,069	1,390,600
Class M2, 5.915% 9/25/37 (b)(e)	1,501,069	1,382,157
Class M4, 6.465% 9/25/37 (b)(e)	3,973,419	3,457,495
Class M5, 6.615% 9/25/37 (b)(e)	3,973,419	3,439,491
Class M6, 6.815% 9/25/37 (b)(e)	3,979,305	3,374,948
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust floater:
Series 2006-BBA7:
Class G, 5.4675% 3/15/19 (b)(e)	$ 5,540,000	$ 5,243,136
Class H, 5.6775% 3/15/19 (b)(e)	3,727,000	3,482,705
Class J, 5.8775% 3/15/19 (b)(e)	2,800,000	2,600,407
Series 2007-BBA8:
Class D, 5.2775% 3/15/22 (b)(e)	2,770,000	2,451,450
Class E, 5.3275% 3/15/22 (b)(e)	14,385,000	12,694,763
Class F, 5.3775% 5/15/22 (b)(e)	8,820,000	7,761,600
Class G, 5.4275% 3/15/22 (b)(e)	2,268,750	1,990,828
Class H, 5.5775% 3/15/22 (b)(e)	2,770,000	2,423,750
Class J, 5.7275% 3/15/22 (b)(e)	2,770,000	2,416,825
Class MS-6, 5.9275% 3/15/22 (b)(e)	5,510,000	5,014,100
Class MS5, 5.6775% 3/15/22 (b)(e)	9,920,000	9,250,400
Class X-1M, 1.12% 3/15/22 (b)(f)	243,012,084	1,253,043
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class A1, 5.0975% 11/15/36 (b)(e)	1,701,773	1,645,387
Class B, 5.1675% 11/15/36 (b)(e)	3,055,000	2,943,625
Class C, 5.1975% 11/15/36 (b)(e)	3,055,000	2,946,649
Class CNP-1, 5.8275% 8/16/21 (b)(e)	3,235,000	3,118,237
Class D, 5.2375% 11/15/36 (b)(e)	2,445,000	2,399,109
Class E, 5.2675% 11/15/36 (b)(e)	1,835,000	1,792,432
Class F, 5.3375% 8/16/21 (b)(e)	3,055,000	2,911,658
Class G, 5.3575% 11/15/36 (b)(e)	3,055,000	2,967,150
Class H, 5.3975% 11/15/36 (b)(e)	2,445,000	2,367,858
Series 2007-FL3A Class A2, 5.1675% 4/15/22 (b)(e)	15,118,000	15,042,410
COMM pass-thru certificates floater:
Series 2005-F10A:
Class B, 5.2575% 4/15/17 (b)(e)	21,395,000	21,263,108
Class C, 5.2975% 4/15/17 (b)(e)	7,621,000	7,566,437
Class D, 5.3375% 4/15/17 (b)(e)	6,190,000	6,122,381
Class E, 5.3975% 4/15/17 (b)(e)	1,821,000	1,797,553
Class F, 5.4375% 4/15/17 (b)(e)	1,035,000	1,021,233
Class G, 5.5775% 4/15/17 (b)(e)	1,035,000	1,017,648
Class H, 5.6475% 4/15/17 (b)(e)	1,035,000	1,004,999
Class J, 5.8775% 4/15/17 (b)(e)	855,000	805,662
Series 2005-FL11:
Class B, 5.2775% 11/15/17 (b)(e)	20,137,643	19,606,116
Class C, 5.3275% 11/15/17 (b)(e)	14,303,663	13,927,583
Class D, 5.3675% 11/15/17 (b)(e)	770,103	745,239
Class E, 5.4175% 11/15/17 (b)(e)	2,917,713	2,843,765
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM pass-thru certificates floater: - continued
Series 2005-FL11:
Class F, 5.4775% 11/15/17 (b)(e)	$ 2,650,166	$ 2,567,447
Class G, 5.5275% 11/15/17 (b)(e)	1,720,981	1,661,421
Series 2006-CN2A:
Class A2FL, 5.4656% 2/5/19 (b)(e)	5,000,000	4,931,102
Class AJFL, 5.5056% 2/5/19 (e)	8,865,000	8,753,110
Series 2006-FL12:
Class AJ, 5.1575% 12/15/20 (b)(e)	8,605,000	8,303,825
Class CA1, 5.5775% 12/15/20 (b)(e)	434,441	395,257
Class CA2, 5.6275% 12/15/20 (b)(e)	676,675	596,505
Class CA3, 5.6775% 12/15/20 (b)(e)	771,463	671,052
Class CA4, 5.7775% 12/15/20 (b)(e)	851,769	730,192
Class CN1, 5.5275% 12/15/20 (b)(e)	2,257,661	1,985,859
Class CN2, 5.5775% 12/15/20 (b)(e)	1,215,784	1,050,418
Class CN3, 5.6775% 12/15/20 (b)(e)	1,171,916	1,000,981
Series 2007-FL14:
Class F, 5.5275% 6/15/22 (b)(e)	24,556,441	23,450,443
Class G, 5.5775% 6/15/22 (b)(e)	3,729,655	3,534,720
Class H, 5.7275% 6/15/22 (b)(e)	3,729,655	3,472,659
Class MLK1, 5.8275% 6/15/22 (b)(e)	10,315,000	10,139,728
Class MLK2, 6.0275% 6/15/22 (b)(e)	5,730,000	5,626,814
Class MLK3, 6.2275% 6/15/22 (b)(e)	6,880,000	6,745,090
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 5.3775% 4/15/22 (b)(e)	33,900,000	32,205,000
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2006-TF2A:
Class A2, 6.5275% 7/15/19 (b)(e)	11,673,700	10,681,435
Class SHDC, 6.0275% 7/15/19 (b)(e)	5,577,971	5,170,775
Series 2006-TFL2:
Class A2, 5.1975% 10/15/21 (b)(e)	29,990,000	28,790,400
Class SHDD, 6.3775% 7/15/19 (b)(e)	3,137,609	2,902,288
Credit Suisse Mortgage Capital Certificates floater:
Series 200-TFL1 Class B, 5.1775% 2/15/22 (b)(e)	11,225,000	10,719,875
Series 2007-TFL1:
Class C:
5.1975% 2/15/22 (b)(e)	12,085,000	11,480,750
5.2975% 2/15/22 (b)(e)	4,315,000	4,034,525
Class F, 5.3475% 2/15/22 (b)(e)	8,630,000	8,025,900
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2006-1A Class AFL, 5.1975% 11/15/36 (b)(e)	8,960,000	8,545,510
Commercial Mortgage Securities - continued
	Principal Amount	Value
CSMC Commercial Mortgage Trust floater Series 2006-TFLA:
Class D, 5.3075% 4/15/21 (b)(e)	$ 2,700,000	$ 2,658,430
Class E, 5.3575% 4/15/21 (b)(e)	2,700,000	2,656,890
Class G, 5.4475% 4/15/21 (b)(e)	2,700,000	2,649,850
Class H, 5.7575% 4/15/21 (b)(e)	2,700,000	2,647,843
Class J, 5.8275% 4/15/21 (b)(e)	1,800,000	1,757,936
Class K, 6.2275% 4/15/21 (b)(e)	8,995,000	8,762,618
Greenwich Capital Commercial Funding Corp. floater Series 2006-FL4:
Class A2, 5.3856% 11/5/21 (b)(e)	7,649,000	7,372,106
Class B, 5.4356% 11/5/21 (b)(e)	11,265,000	10,962,507
GS Mortgage Securities Corp. II floater:
Series 2006-FL8A:
Class C, 5.4919% 6/6/20 (b)(e)	1,310,000	1,277,328
Class D, 5.5319% 6/6/20 (b)(e)	3,595,000	3,462,563
Class E, 5.6219% 6/6/20 (b)(e)	7,163,000	6,771,493
Class F, 5.6919% 6/6/20 (b)(e)	5,168,000	4,789,706
Series 2007-EOP:
Class C, 5.5719% 3/1/20 (b)(e)	8,685,000	8,381,025
Class D, 5.6219% 3/1/20 (b)(e)	27,595,000	26,461,417
Class E, 5.6919% 3/1/20 (b)(e)	4,340,000	4,166,400
Class F, 5.7319% 3/1/20 (b)(e)	2,175,000	2,082,563
Class G, 5.7719% 3/1/20 (b)(e)	1,080,000	1,017,925
Hilton Hotel Pool Trust floater Series 2000-HLTA Class B, 5.725% 10/3/15 (b)(e)	4,375,000	4,380,991
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2006-FLA2:
Class A2, 5.1575% 11/15/18 (b)(e)	25,413,000	24,175,387
Class B, 5.1975% 11/15/18 (b)(e)	5,817,612	5,674,170
Class C, 5.2375% 11/15/18 (b)(e)	4,132,443	4,014,445
Class D, 5.2575% 11/15/18 (b)(e)	1,451,939	1,403,820
Class E, 5.3075% 11/15/18 (b)(e)	2,181,194	2,104,472
Class F, 5.3575% 11/15/18 (b)(e)	3,271,791	3,126,985
Class G, 5.3875% 11/15/18 (b)(e)	2,844,750	2,704,288
Class H, 5.5275% 11/15/18 (b)(e)	2,181,194	2,033,535
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2003-LLFA:
Class J, 7.1525% 12/16/14 (b)(e)	1,480,000	1,431,112
Class K1, 7.6525% 12/16/14 (b)(e)	4,805,000	4,376,888
Series 2006-LLFA:
Class D, 5.2575% 9/15/21 (b)(e)	3,203,103	2,991,003
Commercial Mortgage Securities - continued
	Principal Amount	Value
Lehman Brothers Floating Rate Commercial Mortgage Trust floater: - continued
Series 2006-LLFA:
Class E, 5.3175% 9/15/21 (b)(e)	$ 11,553,714	$ 10,548,157
Class F, 5.3675% 9/15/21 (b)(e)	7,570,970	6,891,884
Class G, 5.3875% 9/15/21 (b)(e)	14,883,625	13,406,985
Class H, 5.4275% 9/15/21 (b)(e)	4,006,227	3,571,155
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF:
Class F, 5.348% 8/15/19 (b)(e)	1,172,998	1,167,520
Class G, 5.398% 8/15/19 (b)(e)	870,000	864,320
Class H, 5.418% 8/15/19 (b)(e)	695,000	689,128
Class J, 5.488% 8/15/19 (b)(e)	525,000	521,797
Series 2006-XLF:
Class C, 6.228% 7/15/19 (b)(e)	5,095,000	4,942,150
Class D, 5.278% 7/15/19 (b)(e)	14,105,000	14,026,025
Class E, 5.318% 7/15/19 (b)(e)	25,995,000	25,686,476
Class F, 5.348% 7/15/19 (b)(e)	4,796,000	4,685,717
Class G, 5.388% 7/15/19 (b)(e)	5,085,000	4,928,012
Series 2007-XCLA Class A1, 5.228% 7/17/17 (b)(e)	21,104,702	20,629,846
Series 2007-XLCA Class B, 5.5275% 7/17/17 (b)(e)	11,961,736	11,124,415
Series 2007-XLFA:
Class B, 5.158% 10/15/20 (b)(e)	7,215,000	6,962,475
Class C, 5.188% 10/15/20 (b)(e)	5,410,000	4,878,899
Class D, 5.218% 10/15/20 (b)(e)	4,325,000	3,877,453
Class E, 5.278% 10/15/20 (b)(e)	5,410,000	4,788,222
Class F, 5.328% 10/15/20 (b)(e)	3,250,000	2,892,855
Class G, 5.368% 10/15/20 (b)(e)	4,013,000	3,571,570
Class H, 5.458% 10/15/20 (b)(e)	2,525,000	2,171,500
Class J, 5.608% 10/15/20 (b)(e)	2,885,000	2,452,250
Class MHRO, 5.718% 10/15/20 (b)(e)	890,014	845,513
Class MJPM, 6.028% 10/15/20 (b)(e)	279,279	223,423
Class MSTR, 5.728% 10/15/20 (b)(e)	500,000	467,500
Class NHRO, 5.918% 10/15/20 (b)(e)	1,378,380	1,309,461
Class NSTR, 5.878% 10/15/20 (b)(e)	465,000	439,425
Series 2007-XLC1:
Class C, 5.6275% 7/17/17 (b)(e)	16,327,304	14,857,847
Class D, 5.7275% 7/17/17 (b)(e)	7,682,102	6,837,071
Class E, 5.8275% 7/17/17 (b)(e)	6,243,126	5,431,520
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 5.3763% 3/24/18 (b)(e)	3,042,781	2,981,925
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust floater:
Series 2005-WL5A Class K, 6.2275% 1/15/18 (b)(e)	$ 8,777,000	$ 8,762,582
Series 2006-WL7A:
Class E, 5.3075% 9/15/21 (b)(e)	9,585,000	9,252,218
Class F, 5.3675% 8/11/18 (b)(e)	11,680,000	11,226,519
Class G, 5.3875% 8/11/18 (b)(e)	11,065,000	10,620,305
Class J, 5.6275% 8/11/18 (b)(e)	2,460,000	2,215,384
Class X1A, 0.5324% 9/15/21 (b)(e)(f)	369,234,066	282,021
Series 2007-WHL8:
Class AP1, 5.7275% 6/15/20 (e)	775,631	721,337
Class AP2, 5.8275% 6/15/20 (e)	1,345,948	1,238,273
Class F, 5.5075% 6/15/20 (e)	20,430,000	19,102,050
Class LXR1, 5.7275% 6/15/20 (e)	5,467,776	5,030,354
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,247,043,932)		1,175,752,120
Cash Equivalents - 21.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 4.71%, dated 12/31/07 due 1/2/08 (Collateralized by U.S. Government Obligations) #	$ 591,154	591,000
With:
Banc of America Securities LLC at:
4.6%, dated 12/31/07 due 1/2/08 (Collateralized by Commercial Paper Obligations valued at $278,531,162, 0%, 1/2/08 - 2/25/19)	273,069,767	273,000,000
4.65%, dated 12/31/07 due 1/2/08 (Collateralized by Mortgage Loan Obligations valued at $137,585,534, 4.69%, 5/25/42)	131,033,842	131,000,000
Citigroup Global Markets, Inc. at:
4.6%, dated 12/31/07 due 1/2/08 (Collateralized by Commercial Paper Obligations valued at $202,012,355, 0%- 6%, 1/2/08 - 5/2/17)	198,050,600	198,000,000
4.62%, dated 12/31/07 due 1/2/08 (Collateralized by Mortgage Loan Obligations valued at $210,174,905, 5.17%- 9.13%, 4/20/10 - 8/6/47)	206,052,873	206,000,000
Credit Suisse First Boston, Inc. at 4.62%, dated 12/31/07 due 1/2/08 (Collateralized by Mortgage Loan Obligations valued at $358,051,224, 0%- 12.5%, 2/1/08 - 5/1/30)	341,087,523	341,000,000
Cash Equivalents - continued
	Maturity Amount	Value
With: - continued
Deutsche Bank Securities, Inc. at 4.65%, dated 12/31/07 due 1/2/08 (Collateralized by Mortgage Loan Obligations valued at $412,186,454, 5.48%- 8.65%, 8/27/35 - 11/28/47)	$ 404,104,367	$ 404,000,000
Lehman Brothers, Inc. at:
4.6%, dated 12/31/07 due 1/2/08 (Collateralized by Equity Securities valued at $26,252,986)	25,006,389	25,000,000
4.62%, dated 12/31/07 due 1/2/08 (Collateralized by Corporate Obligations valued at $397,953,168, 1.63%- 12.16%, 1/15/08 - 10/1/46)	379,097,277	379,000,000
UBS Warburg LLC at 4.65%, dated 12/31/07 due 1/2/08 (Collateralized by Corporate Obligations valued at $175,440,781, 5.2%- 5.9%, 7/1/19 - 7/1/21)	172,044,433	172,000,000
TOTAL CASH EQUIVALENTS (Cost $2,129,591,000)		2,129,591,000
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $11,246,906,258)		10,161,383,694
NET OTHER ASSETS - (0.4)%		(39,454,205)
NET ASSETS - 100%		$ 10,121,929,489
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Eurodollar Contracts
20 Eurodollar 90 Day Index Contracts	March 2008	$ 19,788,250	$ (11,630)
13 Eurodollar 90 Day Index Contracts	June 2008	12,878,288	(19,440)
12 Eurodollar 90 Day Index Contracts	Sept. 2008	11,895,300	(26,298)
5 Eurodollar 90 Day Index Contracts	Dec. 2008	4,957,875	(15,020)
3 Eurodollar 90 Day Index Contracts	March 2009	2,974,725	(9,137)
TOTAL EURODOLLAR CONTRACTS			$ (81,525)
Swap Agreements
		Notional Amount	Value
Credit Default Swaps

Receive from JPMorgan Chase, Inc. upon credit event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-6 Class M9, 7.405% 7/25/36, and pay monthly notional amount multiplied by 2.45% (g)

	August 2036	$ 4,000,000	$ 3,536,033
Receive monthly notional amount multiplied by .42% and pay Bank of America upon credit event of Bear Stearns Asset Backed Securities, par value of the notional amount of Bear Stearns Asset Backed Securities Series 2005-HE2 Class M3, 6.175% 2/25/35 (g)	March 2035	6,900,000	(2,188,045)
Receive monthly notional amount multiplied by .42% and pay Bank of America upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2005-B Class M7, 6.055% 4/25/35 (g)	May 2035	6,900,000	(2,327,467)
Receive monthly notional amount multiplied by .52% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M6, 6.835% 9/25/34 (g)	Oct. 2034	9,900,000	(3,073,706)
Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35 (g)	Feb. 2035	3,000,000	(997,520)
Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M6, 6.105% 5/25/35 (g)	June 2035	3,000,000	(1,156,588)
Receive monthly notional amount multiplied by 1.32% and pay Goldman Sachs upon credit event of Securitized Asset Backed Receivables LLC Trust, par value of the notional amount of Securitized Asset Backed Receivables LLC Trust Series 2006-OPI Class B2, 6.72% 10/25/35 (g)	Nov. 2035	7,900,000	(5,773,525)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 1.85% and pay Citibank upon credit event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-NC2 Class M9, 7.02% 6/25/36 (g)

	July 2036	$ 5,500,000	$ (4,863,742)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (g)	Dec. 2034	3,000,000	(878,965)
Receive monthly notional amount multiplied by 3.66% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35 (g)	June 2035	7,900,000	(3,477,716)
Receive monthly notional amount multiplied by 3.7% and pay Goldman Sachs upon credit event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-6 Class M9, 7.22% 7/25/36 (g)	August 2036	4,000,000	(3,610,400)
Receive monthly notional amount multiplied by 3.83% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35 (g)	June 2035	2,700,000	(1,181,542)
Receive quarterly notional amount multiplied by .48% and pay Goldman Sachs upon credit event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	13,540,000	(198,863)
Receive quarterly notional amount multiplied by .78% and pay Goldman Sachs upon credit event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Dec. 2008	10,650,000	(186,047)
TOTAL CREDIT DEFAULT SWAPS		88,890,000	(26,378,093)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps

Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS AAA 8.5+ Index adjusted by a modified duration factor plus 25 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS AAA 8.5+ Index adjusted by a modified duration factor with Lehman Brothers, Inc.

	April 2008	$ 86,000,000	$ 655,959
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 15 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	May 2008	65,225,000	492,064
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS AAA 8.5+ Index adjusted by a modified duration factor plus 25 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS AAA 8.5+ Index adjusted by a modified duration factor with Lehman Brothers, Inc	March 2008	30,000,000	583,402
TOTAL TOTAL RETURN SWAPS		181,225,000	1,731,425
		$ 270,115,000	$ (24,646,668)
Legend
(a) Non-income producing - Issuer is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,470,936,263 or 24.4% of net assets.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $525,582.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $31,026,508.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(g) Security or a portion of the security backed by subprime mortgage loans. At period end, the value of these securities, exclusive of the value of credit default swaps, amounted to $1,812,212,554 or 17.9% of net assets.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$591,000 due 1/02/08 at 4.71%
Banc of America Securities LLC	$ 268,068
Bank of America, NA	110,542
Barclays Capital, Inc.	184,237
ING Financial Markets LLC	22,626
WestLB AG	5,527
$ 591,000
Income Tax Information

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $11,246,001,475. Net unrealized depreciation aggregated $1,084,617,781, of which $3,951,903 related to appreciated investment securities and $1,088,569,684 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. A significant portion of the Fund's securities, including securities backed by subprime mortgage loans, are valued at period-end by a single source or dealer. Swaps are marked-to-market daily based on dealer-supplied valuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund invests a significant portion of its assets in securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by subprime mortgage loans have resulted in increased volatility of market price and periods of illiquidity that have adversely impacted the valuation of certain issuers held by the Fund.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	February 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	February 29, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	February 29, 2008